UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way

3rd Floor

Salt Lake City, Utah 84108

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 91.1%

	Airlines 6.5%
255,237	Allegiant Travel Co.	$45,401,557
483,498	Spirit Airlines, Inc.*	30,025,226

		75,426,783

	Apparel Retail 1.1%
465,370	Zumiez, Inc.*	12,392,803

	Application Software 5.8%
215,701	ANSYS, Inc.*	19,680,559
128,524	Globant S.A.* (Luxembourg)	3,910,985
198,628	Tyler Technologies, Inc.*	25,698,491
109,176	Ultimate Software Group, Inc.*	17,941,984

		67,232,019

	Asset Management & Custody Banks 2.5%
597,285	SEI Investments Co.	29,284,884

	Automotive Retail 0.9%
176,353	Monro Muffler Brake, Inc.	10,962,103

	Biotechnology 3.9%
1,908,420	Abcam plc (United Kingdom)	15,557,486
623,727	Seattle Genetics, Inc.*	30,188,387

		45,745,873

	Consumer Finance 6.0%
150,507	Credit Acceptance Corp.*	37,051,813
1,856,400	Mahindra & Mahindra Financial Services Ltd. (India)	8,133,411
385,255	PRA Group, Inc.*	24,005,239

		69,190,463

	Data Processing & Outsourced Services 1.7%
36,191	Alliance Data Systems Corp.*	10,565,601
271,688	ExlService Holdings, Inc.*	9,394,971

		19,960,572

	Distributors 0.9%
156,276	Pool Corp.	10,967,450

	Diversified Banks 2.9%
6,656,038	City Union Bank Ltd. (India)	10,556,844
1,734,509	Yes Bank Ltd. (India)	23,010,572

		33,567,416

	Diversified Capital Markets 1.6%
457,662	HFF, Inc., Class A	19,098,235

	Diversified Support Services 2.1%
696,062	Copart, Inc.*	24,696,280

	Electrical Components & Equipment 2.5%
483,202	Polypore International, Inc.*	28,934,136

	Environmental & Facilities Services 2.2%
543,399	Waste Connections, Inc.	25,604,961

	Health Care Facilities 2.4%
539,076	Ensign Group, Inc. (The)	27,525,221

	Health Care REITs 0.7%
625,327	CareTrust REIT, Inc.	7,922,893

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Health Care Services 4.4%
376,906	ExamWorks Group, Inc.*	$14,737,024
257,292	IPC Healthcare, Inc.*	14,251,404
305,761	MEDNAX, Inc.*	22,659,948

		51,648,376

	Homebuilding 1.2%
565,286	Installed Building Products, Inc.*	13,838,201

	Homefurnishing Retail 1.9%
363,932	Mattress Firm Holding Corp.*	22,181,655

	Industrial Machinery 2.1%
307,461	IDEX Corp.	24,160,285

	Internet Retail 1.7%
155,634	Blue Nile, Inc.*	4,729,717
454,756	MakeMyTrip Ltd.* (India)	8,949,598
176,418	Wayfair, Inc., Class A*	6,640,374

		20,319,689

	Internet Software & Services 6.5%
448,282	Cimpress N.V.*	37,727,413
753,789	Cornerstone OnDemand, Inc.*	26,231,857
195,895	Shutterstock, Inc.*	11,487,283

		75,446,553

	IT Consulting & Other Services 2.7%
321,313	EPAM Systems, Inc.*	22,887,125
151,928	Luxoft Holding, Inc.*	8,591,528

		31,478,653

	Life Sciences Tools & Services 3.5%
573,500	Divi’s Laboratories Ltd. (India)	17,000,565
358,224	ICON plc* (Ireland)	24,108,475

		41,109,040

	Oil & Gas Equipment & Services 1.3%
102,859	Dril-Quip, Inc.*	7,740,140
298,022	TGS-NOPEC Geophysical Co. ASA (Norway)	6,959,871

		14,700,011

	Oil & Gas Exploration & Production 0.3%
309,124	Ultra Petroleum Corp.*	3,870,232

	Oil & Gas Refining & Marketing 1.2%
291,271	World Fuel Services Corp.	13,966,444

	Personal Products 1.0%
239,851	Nu Skin Enterprises, Inc., Class A	11,304,178

	Regional Banks 3.5%
165,164	Eagle Bancorp, Inc.*	7,260,609
182,714	Independent Bank Corp.	8,567,460
121,413	South State Corp.	9,226,174
380,538	Webster Financial Corp.	15,050,278

		40,104,521

	Research & Consulting Services 2.0%
263,477	CEB, Inc.	22,938,308

	Restaurants 0.9%
245,249	Zoe’s Kitchen, Inc.*	10,040,494

	Semiconductors 3.4%
83,314	Cavium, Inc.*	5,732,836
307,265	Melexis N.V. (Belgium)	17,816,019

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
165,612	Monolithic Power Systems, Inc.	$8,398,185
175,480	Power Integrations, Inc.	7,928,186

		39,875,226

	Specialized Consumer Services 0.8%
533,899	LifeLock, Inc.*	8,755,944

	Specialized Finance 0.6%
230,065	CRISIL Ltd. (India)	7,017,922

	Specialty Chemicals 1.9%
389,546	Balchem Corp.	21,705,503

	Specialty Stores 0.7%
173,736	Hibbett Sports, Inc.*	8,092,623

	Systems Software 2.3%
816,332	Infoblox, Inc.*	21,396,062
137,467	Qualys, Inc.*	5,546,793

		26,942,855

	Trucking 3.5%
600,940	Knight Transportation, Inc.	16,069,135
359,568	Old Dominion Freight Line, Inc.*	24,668,163

		40,737,298

	Total Common Stocks (cost $628,371,048)	1,058,746,103

	PREFERRED STOCKS 0.3%

	Systems Software 0.3%
209,500	DocuSign, Inc. Series F Pfd.* *** †	4,000,004

	Total Preferred Stocks (cost $4,000,004)	4,000,004

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.6%

	Repurchase Agreement 8.6%
$99,672,230	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $101,770,000 of United States Treasury Notes 1.625% due 6/30/20; value $101,665,854; repurchase proceeds: $99,672,230 (cost $99,672,230)	$99,672,230

	Total Short-Term Investments (cost $99,672,230)	99,672,230

	Total Investments (cost $732,043,282) 100.0%	1,162,418,337
	Liabilities less Other Assets (<0.1%)	(556,811)

	NET ASSETS 100.0%	$1,161,861,526

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.7
India	7.0
Ireland	2.3
Luxembourg	0.4
Norway	0.6
United Kingdom	1.5
United States	86.5

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 95.6%

	Agricultural Products 1.2%
69,411	Kaveri Seed Co. Ltd. (India)	$804,418

	Air Freight & Logistics 1.1%
7,279	Blue Dart Express Ltd. (India)	709,840

	Apparel, Accessories & Luxury Goods 0.9%
2,493	Page Industries Ltd. (India)	589,210

	Auto Parts & Equipment 3.0%
2,493	Bosch Ltd. (India)	853,524
13,280	WABCO India Ltd. (India)	1,112,575

		1,966,099

	Automobile Manufacturers 1.1%
103,595	Tata Motors Ltd. (India)	705,546

	Building Products 1.3%
73,565	Kajaria Ceramics Ltd. (India)	843,317

	Commodity Chemicals 3.3%
211,607	Berger Paints India Ltd. (India)	647,980
139,901	Gulf Oil Lubricants India Ltd. (India)	990,819
52,259	Supreme Industries Ltd. (India)	548,194

		2,186,993

	Construction Machinery & Heavy Trucks 2.3%
5,003	Eicher Motors Ltd. (India)	1,547,717

	Consumer Finance 9.5%
23,582	Bajaj Finance Ltd. (India)	2,017,505
168,233	Mahindra & Mahindra Financial Services Ltd. (India)	737,076
163,415	Repco Home Finance Ltd. (India)	1,651,344
42,169	Shriram City Union Finance Ltd. (India)	1,181,368
100,727	SKS Microfinance Ltd.* (India)	735,522

		6,322,815

	Data Processing & Outsourced Services 1.0%
374,740	Vakrangee Ltd. (India)	680,864

	Department Stores 0.2%
19,283	V-Mart Retail Ltd. (India)	151,315

	Diversified Banks 7.6%
193,453	Axis Bank Ltd. (India)	1,695,144
358,665	City Union Bank Ltd. (India)	568,862
545,448	DCB Bank Ltd.* (India)	1,116,078
10,896	HDFC Bank Ltd. ADR (India)	659,535
70,569	IndusInd Bank Ltd. (India)	966,113

		5,005,732

	Diversified Chemicals 1.7%
19,068	BASF India Ltd. (India)	357,825
87,389	Pidilite Industries Ltd. (India)	754,018

		1,111,843

	Diversified Real Estate Activities 0.4%
260,049	Delta Corp. Ltd. (India)	296,067

	Electric Utilities 0.9%
382,359	OPG Power Ventures plc* (India)	622,046

	Electrical Components & Equipment 2.5%
87,747	Amara Raja Batteries Ltd. (India)	1,216,718
30,872	V-Guard Industries Ltd. (India)	433,895

		1,650,613

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Fertilizers & Agricultural Chemicals 3.3%
14,992	Bayer CropScience Ltd. (India)	$924,522
23	Rallis India Ltd. (India)	86
146,986	UPL Ltd. (India)	1,234,655

		2,159,263

	Health Care Facilities 0.9%
29,706	Apollo Hospitals Enterprise Ltd. (India)	615,299

	Heavy Electrical Equipment 0.7%
94,044	TD Power Systems Ltd. (India)	452,646

	Housewares & Specialties 1.1%
136,796	LA Opala RG Ltd. (India)	726,084

	Industrial Machinery 3.6%
41,263	AIA Engineering Ltd. (India)	649,983
45,552	Cummins India Ltd. (India)	636,641
8,819	FAG Bearings India Ltd. (India)	570,576
22,418	SKF India Ltd. (India)	496,378

		2,353,578

	Internet Retail 2.6%
88,829	MakeMyTrip Ltd.* (India)	1,748,155

	Internet Software & Services 0.3%
8,355	Just Dial Ltd. (India)	166,004

	IT Consulting & Other Services 8.3%
34,202	Cognizant Technology Solutions Corp., Class A*	2,089,400
132,305	HCL Technologies Ltd. (India)	1,911,649
99,062	Persistent Systems Ltd. (India)	932,206
74,962	Tech Mahindra Ltd. (India)	561,156

		5,494,411

	Life & Health Insurance 2.2%
191,575	Max India Ltd. (India)	1,452,907

	Life Sciences Tools & Services 1.5%
34,370	Divi’s Laboratories Ltd. (India)	1,018,848

	Marine Ports & Services 1.1%
218,823	Gujarat Pipavav Port Ltd.* (India)	747,565

	Packaged Foods & Meats 2.8%
31,011	Britannia Industries Ltd. (India)	1,344,070
3,232	GlaxoSmithKline Consumer Healthcare Ltd. (India)	315,434
1,920	Nestlé India Ltd. (India)	191,756

		1,851,260

	Personal Products 5.8%
135,212	Bajaj Corp. Ltd. (India)	923,319
16,963	Colgate-Palmolive India Ltd. (India)	543,546
289,306	Dabur India Ltd. (India)	1,277,071
38,454	Godrej Consumer Products Ltd. (India)	742,752
3,362	Procter & Gamble Hygiene & Health Care Ltd. (India)	368,405

		3,855,093

	Pharmaceuticals 12.6%
81,723	Cipla Ltd. (India)	793,103
144,002	Glenmark Pharmaceuticals Ltd. (India)	2,257,268
51,394	Lupin Ltd. (India)	1,516,478
1,768,810	Marksans Pharma Ltd. (India)	1,758,255
56,199	Natco Pharma Ltd. (India)	2,018,416

		8,343,520

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Publishing 0.4%
56,264	D.B. Corp. Ltd. (India)	$295,103

	Restaurants 1.0%
23,822	Jubilant Foodworks Ltd.* (India)	693,412

	Specialized Finance 2.5%
28,810	Credit Analysis & Research Ltd. (India)	638,362
11,386	CRISIL Ltd. (India)	347,320
9,841	ICRA Ltd. (India)	658,333

		1,644,015

	Specialty Chemicals 0.9%
48,018	Asian Paints Ltd. (India)	571,571

	Thrifts & Mortgage Finance 3.9%
213,415	Gruh Finance Ltd. (India)	875,545
28,328	Housing Development Finance Corp. Ltd. (India)	577,414
70,770	Indiabulls Housing Finance Ltd. (India)	691,363
58,103	LIC Housing Finance Ltd. (India)	411,685

		2,556,007

	Wireless Telecommunication Services 2.1%
501,857	Idea Cellular Ltd. (India)	1,389,012

	Total Common Stocks (cost $48,102,288)	63,328,188

Principal Amount		Value

	CORPORATE BONDS 0.0%

	Air Freight & Logistics 0.0%
$ 532,980	Blue Dart Express Ltd., 9.30%, 11/20/17 (India)	$8,395
304,560	Blue Dart Express Ltd., 9.40%, 11/20/18 (India)	4,797
228,420	Blue Dart Express Ltd., 9.50%, 11/20/19 (India)	3,608

		16,800

	Total Corporate Bonds (cost $8,847)	16,800

	SHORT-TERM INVESTMENTS 5.5%

	Repurchase Agreement 5.5%
3,638,155	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $3,715,000 of United States Treasury Notes 1.625% due 6/30/20; value: $3,711,198; repurchase proceeds: $3,638,155 (cost $3,638,155)	3,638,155

	Total Short-Term Investments (cost $3,638,155)	3,638,155

	Total Investments (cost $51,749,290) 101.1%	66,983,143
	Liabilities less Other Assets (1.1%)	(740,340)

	NET ASSETS 100.0%	$66,242,803

	*Non-income producing.
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	96.7
United States	3.3

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 96.5%

	Airport Services 3.4%
275,519	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B* (Mexico)	$1,890,588

	Asset Management & Custody Banks 2.0%
716,117	Value Partners Group Ltd. (Hong Kong)	1,130,748

	Biotechnology 4.0%
4,440	Medy-Tox, Inc. (Korea)	2,217,114

	Construction & Engineering 2.0%
101,924	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	1,093,291

	Consumer Finance 4.7%
10,828	Bajaj Finance Ltd. (India)	926,365
932,900	Gentera S.A.B. de C.V. (Mexico)	1,662,839

		2,589,204

	Diversified Banks 13.7%
200,675	Axis Bank Ltd. (India)	1,758,427
1,212,811	BBVA Banco Continental S.A. (Peru)	1,556,304
286,200	Kasikornbank PCL (Thailand)	1,601,510
376,550	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	784,287
2,256,900	PT Bank Negara Indonesia Persero Tbk (Indonesia)	897,174
1,293,089	PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	1,003,823

		7,601,525

	Diversified Capital Markets 2.0%
183,766	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	1,122,114

	Drug Retail 2.9%
124,309	Raia Drogasil S.A. (Brazil)	1,606,936

	Food Retail 4.8%
70,029	BIM Birlesik Magazalar A.S. (Turkey)	1,252,358
203,065	President Chain Store Corp. (Taiwan)	1,428,158

		2,680,516

	Health Care Facilities 3.5%
1,645,637	Bangkok Dusit Medical Services Public Co. Ltd. (Thailand)	959,839
320,125	Life Healthcare Group Holdings Ltd. (South Africa)	987,672

		1,947,511

	Highways & Railtracks 2.4%
3,226,900	PT Jasa Marga Persero Tbk (Indonesia)	1,325,129

	Industrial Machinery 2.0%
183,200	Weg S.A. (Brazil)	1,125,612

	Internet Retail 1.2%
29,500	Vipshop Holdings Ltd. ADR* (China)	656,375

	Internet Software & Services 5.1%
17,161	Autohome, Inc. ADR* (China)	867,317
13,788	MercadoLibre, Inc. (Brazil)	1,953,760

		2,821,077

	IT Consulting & Other Services 3.2%
122,822	HCL Technologies Ltd. (India)	1,774,631

	Life & Health Insurance 4.9%
150,179	Discovery Ltd. (South Africa)	1,561,390
209,527	Sanlam Ltd. (South Africa)	1,142,695

		2,704,085

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Managed Health Care 2.4%
204,681	Qualicorp S.A. (Brazil)	$1,301,165

	Marine Ports & Services 3.8%
873,052	International Container Terminal Services, Inc. (Philippines)	2,133,740

	Multi-Line Insurance 2.2%
109,161	BB Seguridade Participacoes S.A. (Brazil)	1,200,577

	Multi-Sector Holdings 2.5%
46,400	GT Capital Holdings, Inc. (Philippines)	1,405,686

	Packaged Foods & Meats 4.4%
384,723	Universal Robina Corp. (Philippines)	1,655,273
468,964	Vitasoy International Holdings Ltd. (Hong Kong)	798,571

		2,453,844

	Pharmaceuticals 7.0%
140,661	Glenmark Pharmaceuticals Ltd. (India)	2,204,897
57,527	Lupin Ltd. (India)	1,697,444

		3,902,341

	Soft Drinks 2.7%
88,823	Coca-Cola Icecek A.S. (Turkey)	1,475,943

	Specialty Chemicals 3.7%
126,813	Asian Paints Ltd. (India)	1,509,489
902,933	Huabao International Holdings Ltd. (China)	542,802

		2,052,291

	Wireless Telecommunication Services 6.0%
494,208	Idea Cellular Ltd. (India)	1,367,842
2,859,478	PT Tower Bersama Infrastructure Tbk (Indonesia)	1,978,525

		3,346,367

	Total Common Stocks (cost $51,564,695)	53,558,410

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.9%

	Repurchase Agreement 3.9%
$2,175,945	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $2,225,000 of United States Treasury Bonds 1.625% due 6/30/20; value: $2,222,723; repurchase proceeds: $2,175,945 (cost $2,175,945)	$2,175,945

	Total Short-Term Investments (cost $2,175,945)	2,175,945

	Total Investments (cost $53,740,640) 100.4%	55,734,355
	Liabilities less Other Assets (0.4%)	(222,039)

	NET ASSETS 100.0%	$55,512,316

	*Non-income producing.
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	13.4
China	3.8
Hong Kong	3.6
India	21.0
Indonesia	9.7
Korea	4.1
Mexico	10.8
Peru	2.9
Philippines	9.7
South Africa	6.9
Taiwan	2.7
Thailand	4.8
Turkey	5.1
United Arab Emirates	1.5

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 96.0%

	Airport Services 2.3%
3,653,573	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$17,996,714
1,262,159	TAV Havalimanlari Holding A.S. (Turkey)	10,698,056

		28,694,770

	Apparel, Accessories & Luxury Goods 0.6%
6,857,356	China Lilang Ltd. (China)	7,926,199

	Application Software 1.3%
12,128,180	Kingdee International Software Group Co. Ltd. (China)	7,181,391
415,220	Linx S.A. (Brazil)	6,500,493
3,652,842	Silverlake Axis Ltd. (Singapore)	2,656,317

		16,338,201

	Asset Management & Custody Banks 2.6%
834,439	CETIP S.A. – Mercados Organizados (Brazil)	9,171,966
4,176,428	Peregrine Holdings Ltd. (South Africa)	10,602,224
7,964,920	Value Partners Group Ltd. (Hong Kong)	12,576,595

		32,350,785

	Auto Parts & Equipment 0.2%
246,649	Cub Elecparts, Inc. (Taiwan)	3,093,654

	Automotive Retail 0.6%
372,364	Kolao Holdings (Korea)	7,460,967

	Biotechnology 2.2%
146,495	Cell Biotech Co. Ltd. (Korea)	8,602,288
39,278	Medy-Tox, Inc. (Korea)	19,613,471

		28,215,759

	Building Products 1.0%
14,986,531	China Lesso Group Holdings Ltd. (China)	12,179,849

	Casinos & Gaming 0.5%
55,026,787	Melco Crown Philippines Resorts Corp.* (Philippines)	6,248,329

	Catalog Retail 0.7%
991,822	Momo.com, Inc. (Taiwan)	8,663,113

	Commodity Chemicals 0.9%
3,735,058	Berger Paints India Ltd. (India)	11,437,442

	Construction & Engineering 0.7%
7,393,782	China Singyes Solar Technologies Holdings Ltd.* (China)	9,490,519

	Construction Materials 1.2%
13,068,051	Dongpeng Holdings Co. Ltd. (China)	6,726,420
792,849	Siam City Cement Public Co. Ltd. (Thailand)	8,732,360

		15,458,780

	Consumer Finance 4.8%
94,843	Bajaj Finance Ltd. (India)	8,114,081
6,033,488	Credito Real S.A.B. de C.V. (Mexico)	13,524,679
2,140,868	Mahindra & Mahindra Financial Services Ltd. (India)	9,379,745
417,367	Shriram City Union Finance Ltd. (India)	11,692,568
14,648,984	Srisawad Power 1979 Public Co. Ltd. (Thailand)	17,348,651
196,392	Unifin Financiera SAPI de C.V. SOFOM* (Mexico)	411,802

		60,471,526

	Data Processing & Outsourced Services 0.2%
3,981,844	My EG Services Berhad (Malaysia)	2,933,879

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Department Stores 1.6%
1,894,418	Poya Co. Ltd. (Taiwan)	$20,169,386

	Diversified Banks 2.0%
10,305,295	EastWest Banking Corp.* (Philippines)	4,443,001
5,694,502	Security Bank Corp. (Philippines)	20,396,143

		24,839,144

	Diversified Capital Markets 0.6%
1,277,867	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	7,802,928

	Diversified Chemicals 1.1%
1,677,921	Pidilite Industries Ltd. (India)	14,477,602

	Diversified Support Services 0.9%
111,946	KEPCO Plant Service & Engineering Co. Ltd. (Korea)	11,842,421

	Drug Retail 1.3%
2,176,170	Clicks Group Ltd. (South Africa)	16,100,894

	Electrical Components & Equipment 1.3%
1,265,502	Voltronic Power Technology Corp. (Taiwan)	15,954,894

	Electronic Components 1.1%
666,776	Partron Co. Ltd. (Korea)	5,063,062
3,851,404	Sunny Optical Technology Group Co. Ltd. (China)	8,386,713

		13,449,775

	Electronic Equipment & Instruments 1.8%
5,437,194	Chroma ATE, Inc. (Taiwan)	12,018,235
7,295,797	Wasion Group Holdings Ltd. (China)	11,218,873

		23,237,108

	Electronic Manufacturing Services 0.7%
7,860,565	Hana Microelectronics Public Co. Ltd. (Thailand)	9,425,556

	Fertilizers & Agricultural Chemicals 2.2%
243,907	Bayer CropScience Ltd. (India)	15,041,187
1,576,942	UPL Ltd. (India)	13,246,016

		28,287,203

	Food Retail 1.4%
122,176	BGF retail Co. Ltd. (Korea)	17,524,909

	Footwear 0.5%
137,394	CCC S.A. (Poland)	6,358,380

	Gas Utilities 0.4%
6,143,716	Towngas China Co. Ltd. (China)	5,619,240

	General Merchandise Stores 0.9%
1,542,153	Taiwan FamilyMart Co. Ltd. (Taiwan)	11,595,699

	Health Care Equipment 1.1%
237,884	InBody Co. Ltd. (Korea)	10,599,162
57,859	Osstem Implant Co. Ltd.* (Korea)	3,527,197

		14,126,359

	Health Care Facilities 1.1%
7,065,774	Phoenix Healthcare Group Co. Ltd. (China)	13,472,073

	Highways & Railtracks 1.6%
19,975,760	PT Jasa Marga Persero Tbk (Indonesia)	8,203,059
17,030,898	Yuexiu Transport Infrastructure Ltd. (China)	12,237,508

		20,440,567

	Home Furnishings 2.4%
80,794	Hanssem Co. Ltd. (Korea)	20,353,323
10,414,130	Man Wah Holdings Ltd. (Hong Kong)	10,196,826

		30,550,149

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Home Improvement Retail 0.4%
22,569,050	Home Product Center Public Co. Ltd. (Thailand)	$4,510,402

	Hotels, Resorts & Cruise Lines 2.0%
41,514,699	Bloomberry Resorts Corp. (Philippines)	7,927,291
19,586,807	Minor International Public Co. Ltd. (Thailand)	17,397,351

		25,324,642

	Human Resource & Employment Services 0.5%
178,862	51job, Inc. ADR* (China)	5,945,373

	Hypermarkets & Super Centers 2.0%
227,914	Al Meera Consumer Goods Co. (Qatar)	15,817,060
6,091,406	Robinsons Retail Holdings, Inc. (Philippines)	10,057,777

		25,874,837

	Industrial Machinery 0.5%
461,259	Cummins India Ltd. (India)	6,446,616

	Internet Retail 2.3%
902,835	B2W Cia Digital* (Brazil)	5,937,367
1,539,264	Interpark Holdings Corp. (Korea)	12,888,723
346,256	Jumei International Holding Ltd. ADR* (China)	7,908,487
111,253	MakeMyTrip Ltd.* (India)	2,189,459

		28,924,036

	Internet Software & Services 2.5%
102,507	Bitauto Holdings Ltd. ADR* (China)	5,232,982
1,035,428	PChome Online, Inc. (Taiwan)	17,114,790
1,148,273	SouFun Holdings Ltd. ADR (China)	9,656,976

		32,004,748

	IT Consulting & Other Services 2.7%
528,517	EOH Holdings Ltd. (South Africa)	6,801,410
644,267	Mindtree Ltd. (India)	12,869,152
975,608	Persistent Systems Ltd. (India)	9,180,796
2,533,772	Sonda S.A. (Chile)	5,313,039

		34,164,397

	Leisure Products 1.9%
1,219,472	Giant Manufacturing Co. Ltd. (Taiwan)	10,315,584
2,117,626	Merida Industry Co. Ltd. (Taiwan)	13,726,529

		24,042,113

	Life & Health Insurance 0.8%
1,303,126	Max India Ltd. (India)	9,882,926

	Managed Health Care 0.7%
1,419,535	Qualicorp S.A. (Brazil)	9,024,040

	Marine Ports & Services 3.1%
2,635,680	Gujarat Pipavav Port Ltd.* (India)	9,004,274
7,821,283	International Container Terminal Services, Inc. (Philippines)	19,115,223
9,806,535	Westports Holdings Berhad (Malaysia)	10,994,339

		39,113,836

	Oil & Gas Equipment & Services 0.6%
4,270,495	Gulf Marine Services plc (United Arab Emirates)	8,132,036

	Oil & Gas Exploration & Production 0.5%
813,637	Parex Resources, Inc.* (Colombia)	6,823,758

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Other Diversified Financial Services 0.8%
583,759	PSG Group Ltd. (South Africa)	$9,835,494

	Packaged Foods & Meats 3.2%
2,690,507	Biostime International Holdings Ltd. (China)	7,861,448
397,105	Britannia Industries Ltd. (India)	17,211,209
1,659,807	Ulker Biskuvi Sanayi A.S. (Turkey)	11,564,014
2,154,136	Vitasoy International Holdings Ltd. (Hong Kong)	3,668,152

		40,304,823

	Pharmaceuticals 4.2%
13,017,213	China Animal Healthcare Ltd.*** (China)	1,309,824
824,440	Glenmark Pharmaceuticals Ltd. (India)	12,923,304
2,102,115	Lee’s Pharmaceutical Holdings Ltd. (China)	3,492,791
9,077,487	Marksans Pharma Ltd. (India)	9,023,318
323,054	Natco Pharma Ltd. (India)	11,602,651
2,165,055	TWi Pharmaceuticals, Inc.* (Taiwan)	14,630,409

		52,982,297

	Property & Casualty Insurance 0.3%
2,255,073	Qualitas Controladora S.A.B. de C.V.* ** (Mexico)	3,740,538

	Real Estate Development 0.5%
4,237,447	Corporation Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	6,917,950

	Real Estate Operating Companies 1.2%
7,780,053	Parque Arauco S.A. (Chile)	14,961,523

	Regional Banks 1.4%
6,240,729	Bank of Chongqing Co. Ltd. (China)	5,957,544
2,083,452	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	12,157,318

		18,114,862

	Reinsurance 0.5%
15,874,405	Thaire Life Assurance Public Co. Ltd. (Thailand)	6,297,968

	Restaurants 0.6%
2,624,813	Alsea S.A.B. de C.V. (Mexico)	7,939,345

	Semiconductor Equipment 4.3%
318,550	Hermes Microvision, Inc. (Taiwan)	20,751,771
110,140	ISC Co. Ltd. (Korea)	3,781,758
472,152	Koh Young Technology, Inc. (Korea)	17,396,967
30,273,159	Xinyi Solar Holdings Ltd. (China)	12,497,063

		54,427,559

	Semiconductors 3.0%
779,355	ASPEED Technology, Inc. (Taiwan)	8,588,073
627,683	eMemory Technology, Inc. (Taiwan)	8,472,993
147,953	LEENO Industrial, Inc. (Korea)	6,751,363
1,336,364	Silergy Corp. (Taiwan)	13,729,841

		37,542,270

	Specialized Finance 1.5%
7,068,059	Chailease Holding Co. Ltd. (Taiwan)	17,043,335
111,677	Credit Analysis & Research Ltd. (India)	2,474,502

		19,517,837

	Specialty Chemicals 3.0%
43,188,300	D&L Industries, Inc. (Philippines)	18,600,949
330,193	Frutarom Industries Ltd. (Israel)	13,856,884
9,530,068	Huabao International Holdings Ltd. (China)	5,729,044

		38,186,877

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Specialty Stores 1.3%
161,441	Hotel Shilla Co. Ltd. (Korea)	$16,137,587

	Systems Software 0.4%
428,760	Totvs S.A. (Brazil)	5,393,208

	Technology Hardware, Storage & Peripherals 2.0%
1,451,425	Ennoconn Corp. (Taiwan)	17,334,590
39,660	KONA I Co. Ltd. (Korea)	1,173,320
835,314	TSC Auto ID Technology Co. Ltd. (Taiwan)	7,336,697

		25,844,607

	Textiles 1.2%
950,931	Eclat Textile Co. Ltd. (Taiwan)	15,594,843

	Trading Companies & Distributors 1.1%
494,492	iMarketKorea, Inc. (Korea)	13,299,350

	Wireless Telecommunication Services 1.2%
21,281,338	PT Tower Bersama Infrastructure Tbk (Indonesia)	14,724,946

	Total Common Stocks (cost $1,040,834,549)	1,218,215,703

	WARRANTS 0.0%

	Consumer Finance 0.0%
587,195	Srisawad Power 1979 Public Co. Ltd., expiring 6/11/20* (Thailand)	224,270

	Hotels, Resorts & Cruise Lines 0.0%
967,830	Minor International Public Co. Ltd., expiring 11/3/17* (Thailand)	115,765

	Total Warrants (cost $—)	340,035

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.9%

	Repurchase Agreement 3.9%
$49,082,603	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $50,120,000 of United States Treasury Notes 1.625% due 6/30/20; value: $50,068,710; repurchase proceeds: $49,082,603 (cost $49,082,603)	$49,082,603

	Total Short-Term Investments (cost $49,082,603)	49,082,603

	Total Investments (cost $1,089,917,152) 99.9%	1,267,638,341
	Other Assets less Liabilities 0.1%	1,382,268

	NET ASSETS 100.0%	$1,269,020,609

	*Non-income producing.
	**Common units.
	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	3.0
Chile	1.7
China	13.1
Colombia	0.6
Hong Kong	2.2
India	15.3
Indonesia	1.9
Israel	1.1
Korea	14.4
Malaysia	1.1
Mexico	5.8
Philippines	7.1
Poland	0.5
Qatar	1.3
Singapore	0.2
South Africa	3.6
Taiwan	19.4
Thailand	5.2
Turkey	1.8
United Arab Emirates	0.7

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 94.9%

	Advertising 0.0%
110,600	Wpp Scangroup Ltd. (Kenya)	$46,779

	Agricultural & Farm Machinery 0.5%
894,400	Millat Tractors Ltd. (Pakistan)	6,019,789

	Air Freight & Logistics 1.6%
6,551,520	Agility Public Warehousing Co. KSC (Kuwait)	15,598,857
3,381,784	Aramex PJSC (United Arab Emirates)	3,204,174

		18,803,031

	Automobile Manufacturers 0.4%
403,600	Indus Motor Co. Ltd. (Pakistan)	4,953,047

	Brewers 13.6%
1,321,873	Carlsberg Brewery Malaysia Berhad (Malaysia)	4,379,383
7,270,554	Delta Corp. Ltd. (Zimbabwe)	7,343,260
11,595,842	East African Breweries Ltd. (Kenya)	35,616,635
4,825,690	Florida Ice & Farm Co. S.A. (Costa Rica)	6,193,737
262,581	Guinness Anchor Berhad (Malaysia)	993,813
1,074,765	Guinness Ghana Breweries Ltd.* (Ghana)	725,959
10,748,081	Guinness Nigeria plc (Nigeria)	8,747,496
2,256,243	Lion Brewery Ceylon plc (Sri Lanka)	11,272,784
219,129	Murree Brewery Co. Ltd. (Pakistan)	2,131,435
5,600	Namibia Breweries Ltd. (Namibia)	9,217
37,960,899	Nigerian Breweries plc (Nigeria)	28,604,648
92,500	Phoenix Beverages Ltd. (Mauritius)	860,157
402,063	SABMiller plc (United Kingdom)	20,864,605
1,216	Societe de Limonaderies et Brasseries (Ivory Coast)	368,970
79,340	Societe Des Brasseries du Maroc (Morocco)	15,957,624
1,724,610	Tanzania Breweries Ltd. (Tanzania, United Republic of)	12,534,759
6,852	Union de Cervecerias Peruanas Backus y Johnston S.A.A. (Peru)	27,994

		156,632,476

	Commodity Chemicals 0.3%
138,050	Berger Paints Bangladesh Ltd. Bangladesh)	2,846,199
27,000	Paints & Chemical Industries Co. S.A.E. (Egypt)	164,547

		3,010,746

	Construction Materials 7.4%
1,962,460	Bamburi Cement Co. Ltd. (Kenya)	3,063,256
610,981	Heidelberger Cement Bangladesh Ltd. (Bangladesh)	4,497,417
4,588,840	Kohat Cement Co. Ltd. (Pakistan)	9,017,617
18,685,462	Lafarge Africa plc (Nigeria)	9,668,002
3,450,000	Lafarge Cement Zambia plc (Zambia)	11,040,000
9,092,076	Lafarge Republic, Inc. (Philippines)	2,056,757
5,680,412	Lucky Cement Ltd. (Pakistan)	28,902,986
1,260,827	Siam City Cement Public Co. Ltd. (Thailand)	13,886,623
9,877,633	Tokyo Cement Co. Lanka plc (Sri Lanka)	3,617,369

		85,750,027

	Consumer Finance 0.8%
15,260,188	Letshego Holdings Ltd. (Botswana)	4,951,626
24,753,100	People’s Leasing & Finance plc (Sri Lanka)	4,310,517

		9,262,143

	Department Stores 0.1%
2,951,376	Parkson Retail Asia Ltd. (Malaysia)	1,056,683

	Distillers & Vintners 2.9%
923,932	Distell Group Ltd. (South Africa)	12,682,157

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
4,230,100	Distilleries Co. of Sri Lanka plc (Sri Lanka)	$8,536,076
4,075,049	Emperador, Inc. (Philippines)	777,233
6,582,050	Vina Concha y Toro S.A. (Chile)	11,492,934

		33,488,400

	Diversified Banks 12.2%
414,422	Banco Latinoamericano de Comercio Exterior S.A., Class E	13,336,100
13,044,820	Bank for Foreign Trade of Vietnam JSC (Vietnam)	29,149,768
10,426,300	Barclays Bank of Kenya Ltd. (Kenya)	1,622,219
2,078,536	BBVA Banco Continental S.A. (Peru)	2,667,220
120,144	BLOM Bank SAL (Lebanon)	1,181,016
659,681	BLOM Bank SAL GDR (Lebanon)	6,596,810
4,578,100	CAL Bank Ltd. (Ghana)	1,155,025
20,087,183	Commercial Bank of Ceylon plc (Sri Lanka)	24,155,663
3,491,138	Commercial International Bank S.A.E§ (Egypt)	25,704,226
19,569,100	Equity Group Holdings Ltd (Kenya)	9,163,778
1,126,700	Ghana Commercial Bank Ltd. (Ghana)	1,261,077
1,039,300	Hatton National Bank plc (Sri Lanka)	1,677,794
28,862,395	Kenya Commercial Bank Ltd. (Kenya)	15,695,562
2,337,427	MCB Bank Ltd. (Pakistan)	5,712,945
277,620	Military Commercial Joint Stock Bank (Vietnam)	191,958
202,000	National Microfinance Bank plc (Tanzania, United Republic of)	351,348
126,092,227	Stanbic Bank Uganda Ltd.* (Uganda)	1,259,777

		140,882,286

	Food Retail 1.2%
1,500,000	Cargills Ceylon plc (Sri Lanka)	1,559,417
1,188,202	Choppies Enterprises Ltd. (Botswana)	579,526
24,353,700	OK Zimbabwe (Zimbabwe)	1,948,296
3,588,143	Philippine Seven Corp. (Philippines)	9,549,283

		13,636,522

	Footwear 0.1%
67,253	Bata Shoe Co. Bangladesh Ltd. (Bangladesh)	1,097,320

	Health Care Facilities 1.1%
273,000	Al Noor Hospitals Group plc (United Kingdom)	4,060,038
653,429	NMC Health plc (United Arab Emirates)	8,175,254

		12,235,292

	Hotels, Resorts & Cruise Lines 0.5%
5,403,866	Central Plaza Hotel Public Co. Ltd. (Thailand)	5,959,764

	Household Products 0.9%
25,907	Colgate Palmolive Pakistan Ltd. (Pakistan)	386,155
1,038,070	Unilever Ghana Ltd.* (Ghana)	1,792,813
38,054,859	Unilever Nigeria plc (Nigeria)	8,698,800

		10,877,768

	Hypermarkets & Super Centers 2.6%
668,712	Almacenes Exito S.A. (Colombia)	5,832,074
266,846	PriceSmart, Inc. (Costa Rica)	24,347,029

		30,179,103

	Industrial Conglomerates 0.4%
4,298,185	Hemas Holdings plc (Sri Lanka)	2,634,164
3,684,458	Innscor Africa Ltd. (Zimbabwe)	2,210,675

		4,844,839

	Industrial Gases 0.1%
106,525	Linde Bangladesh Ltd. (Bangladesh)	1,310,761

	Integrated Telecommunication Services 1.3%
379,784	Sonatel (Senegal)	15,494,119

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Life & Health Insurance 0.1%
3,450,849	Enterprise Group Ltd. (Ghana)	$1,523,597

	Marine Ports & Services 1.4%
310,860	DP World Ltd. (United Arab Emirates)	6,652,404
3,791,066	International Container Terminal Services, Inc. (Philippines)	9,265,369

		15,917,773

	Multi-Line Insurance 0.5%
3,161,249	Botswana Insurance Holdings Ltd. (Botswana)	4,426,805
2,824	Wafa Assurance (Morocco)	1,118,548

		5,545,353

	Oil & Gas Refining & Marketing 1.7%
124,955	Attock Petroleum Ltd. (Pakistan)	696,138
6,300,185	Chevron Lubricants Lanka plc‡‡ (Sri Lanka)	17,327,863
7,752,276	Lanka IOC plc (Sri Lanka)	1,813,500

		19,837,501

	Packaged Foods & Meats 17.7%
10,448,645	Agthia Group PJSC (United Arab Emirates)	21,136,822
3,446,800	Alicorp S.A.* (Peru)	6,504,419
27,765,415	Cadbury Nigeria plc (Nigeria)	4,882,138
15,581	Centrale Laitiere (Morocco)	1,797,727
6,651,700	Dairibord Holdings Ltd.* (Zimbabwe)	532,136
281,032	Delice Holding* (Tunisia)	2,364,251
104,300	Dutch Lady Milk Industries Berhad (Malaysia)	1,255,581
134,189	Edita Food Industries-REG S GDR* (Egypt)	2,495,915
1,638,172	FAN Milk Ltd. (Ghana)	2,160,433
2,382,300	Grupo Herdez S.A.B. de C.V. (Mexico)	6,081,563
19,241,094	Juhayna Food Industries (Egypt)	21,409,675
2,058,090	Kinh Do Corp. (Vietnam)	4,033,530
7,049	Ledo dd (Croatia)	8,385,125
517,172	National Foods Holdings (Zimbabwe)	1,577,375
435,331	Nestlé Lanka plc (Sri Lanka)	6,611,305
74,400	Nestlé Malaysia Berhad (Malaysia)	1,409,913
7,088,928	Nestlé Nigeria plc (Nigeria)	30,344,743
30,976	Nestlé Pakistan Ltd. (Pakistan)	2,967,791
6,069,937	Olympic Industries Ltd. (Bangladesh)	18,301,514
19,741,652	PT Indofood CBP Sukses Makmur Tbk (Indonesia)	18,471,938
721,374	PT Mayora Indah Tbk (Indonesia)	1,406,767
27,790	Rafhan Maize Products Co. Ltd. (Pakistan)	2,924,401
846,490	Ulker Biskuvi Sanayi A.S. (Turkey)	5,897,566
5,992,286	Vietnam Dairy Products JSC (Vietnam)	31,006,173

		203,958,801

	Personal Products 0.3%
186,932	Marico Bangladesh Ltd. (Bangladesh)	3,225,493

	Pharmaceuticals 7.3%
3,051,420	Abbott Laboratories Pakistan Ltd. (Pakistan)	20,049,876
897,563	DHG Pharmaceutical JSC (Vietnam)	3,020,852
1,213,542	Egyptian International Pharmaceutical Industrial Co. (Egypt)	13,519,056
48,931	GlaxoSmithKline Bangladesh Ltd. (Bangladesh)	1,271,482
15,978,026	GlaxoSmithKline Consumer Nigeria plc (Nigeria)	3,491,807
1,854,050	GlaxoSmithKline Pakistan Ltd. (Pakistan)	3,552,343
226,144	Hikma Pharmaceuticals plc (United Kingdom)	6,879,433
9,273,601	Square Pharmaceuticals Ltd. (Bangladesh)	31,263,750
300,000	Traphaco JSC (Vietnam)	1,126,451

		84,175,050

	Publishing 0.1%
269,221	Nation Media Group Ltd. (Kenya)	555,794

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Restaurants 2.7%
3,522,202	Kuwait Foods Americana (Kuwait)	$31,448,232

	Soft Drinks 1.3%
39,139,610	Pepsi-Cola Products Philippines, Inc. (Philippines)	4,244,682
804,831	Societe Frigorifique et Brasserie de Tunis (Tunisia)	10,923,234

		15,167,916

	Specialty Chemicals 1.0%
3,698,992	Akzo Nobel Pakistan Ltd.‡‡ (Pakistan)	11,630,336
863,988	Chemical and Allied Products plc (Nigeria)	169,065

		11,799,401

	Steel 0.6%
4,877,505	Hoa Phat Group JSC (Vietnam)	6,454,651

	Technology Distributors 0.8%
4,166,147	FPT Corp. (Vietnam)	8,851,763

	Tobacco 5.4%
598,500	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	23,432,881
1,341,941	British American Tobacco Kenya Ltd. (Kenya)	10,067,936
1,217,442	Ceylon Tobacco Co. plc (Sri Lanka)	8,189,072
629,487	Eastern Co. (Egypt)	17,737,722
307,345	Pakistan Tobacco Co. Ltd. (Pakistan)	2,717,863

		62,145,474

	Wireless Telecommunication Services 6.0%
134,056,238	Dialog Axiata plc (Sri Lanka)	10,620,300
14,570,739	Econet Wireless Zimbabwe Ltd. (Zimbabwe)	5,828,296
6,306,122	GrameenPhone Ltd. (Bangladesh)	26,927,202
156,442,038	Safaricom Ltd. (Kenya)	25,994,900

		69,370,698

	Total Common Stocks (cost $1,048,550,077)	1,095,518,392

	PARTICIPATION NOTES 2.4%

	Health Care Facilities 0.4%
137,695	Mouwasat Medical Services Co., HSBC Bank plc, 3/5/2018 (Saudi Arabia)	5,213,912

	Hypermarkets & Super Centers 0.8%
305,376	Abdullah Al Othaim Markets, HSBC Bank, 7/31/17, Series 0012 (Saudi Arabia)	8,794,594

	Restaurants 1.2%
309,723	Herfy Food Services Co., HSBC Bank, 10/8/15, Series 0000 (Saudi Arabia)	9,621,804
123,889	Herfy Food Services Co., HSBC Bank, 7/6/17, Series 0000 (Saudi Arabia)	3,848,716

		13,470,520

	Total Participation Notes (cost $24,188,090)	27,479,026

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$13,104,610	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $13,385,000 of United States Treasury Notes 1.625% due 3/31/19; value: $13,371,302; repurchase proceeds: $13,104,610 (cost $13,104,610)	$13,104,610

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Value
Total Short-Term Investments (cost $13,104,610)	$13,104,610

Total Investments (cost $1,085,842,777) 98.4%	1,136,102,028
Other Assets less Liabilities 1.6%	18,863,984

NET ASSETS 100.0%	$1,154,966,012

*Non-income producing.

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.2%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2015, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bangladesh	10.2
Botswana	0.9
Chile	1.0
Colombia	0.5
Costa Rica	2.7
Croatia	0.7
Egypt	7.2
Ghana	0.8
Indonesia	1.8
Ivory Coast	< 0.1
Kenya	9.1
Kuwait	4.2
Lebanon	0.7
Malaysia	0.8
Mauritius	0.1
Mexico	0.5
Morocco	1.7
Namibia	< 0.1
Nigeria	8.4
Pakistan	9.1
Peru	0.8
Philippines	2.3
Saudi Arabia	2.4
Senegal	1.4
South Africa	1.1
Sri Lanka	9.1
Tanzania, United Republic of	1.2
Thailand	1.8
Tunisia	1.2
Turkey	0.5
Uganda	0.1
United Arab Emirates	3.5
United Kingdom	2.8
United States	1.2
Vietnam	7.5
Zambia	1.0
Zimbabwe	1.7

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 99.4%

	Air Freight & Logistics 1.2%
65,045	Echo Global Logistics, Inc.*	$2,124,370

	Airlines 3.9%
23,923	Allegiant Travel Co.	4,255,423
42,672	Spirit Airlines, Inc.*	2,649,931

		6,905,354

	Airport Services 1.8%
666,125	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	3,281,188

	Apparel, Accessories & Luxury Goods 1.3%
77,545	Salvatore Ferragamo Italia S.p.A. (Italy)	2,329,408

	Application Software 1.5%
16,839	Ultimate Software Group, Inc.*	2,767,321

	Auto Parts & Equipment 1.1%
29,720	Linamar Corp. (Canada)	1,931,181

	Biotechnology 6.8%
12,357	Amicogen, Inc. (Korea)	1,328,257
13,341	Medy-Tox, Inc. (Korea)	6,661,829
87,303	Seattle Genetics, Inc.*	4,225,465

		12,215,551

	Construction & Engineering 0.9%
157,103	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	1,685,170

	Consumer Finance 6.8%
12,923	Bajaj Finance Ltd. (India)	1,105,598
1,054,012	Credito Real S.A.B. de C.V. (Mexico)	2,362,675
167,260	Mahindra & Mahindra Financial Services Ltd. (India)	732,813
49,122	PRA Group, Inc.*	3,060,792
58,961	Shriram City Union Finance Ltd. (India)	1,651,797
2,807,550	Srisawad Power 1979 Public Co. Ltd. (Thailand)	3,324,955

		12,238,630

	Data Processing & Outsourced Services 1.4%
66,121	Wirecard AG (Germany)	2,532,564

	Diversified Banks 0.8%
703,254	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	1,464,753

	Diversified Chemicals 0.7%
135,735	Pidilite Industries Ltd. (India)	1,171,162

	Diversified Real Estate Activities 2.4%
175,740	Patrizia Immobilien AG* (Germany)	4,298,357

	Diversified Support Services 1.0%
49,276	Copart, Inc.*	1,748,312

	Drug Retail 1.3%
17,170	Cosmos Pharmaceutical Corp. (Japan)	2,330,229

	Electronic Manufacturing Services 2.0%
41,842	IPG Photonics Corp.*	3,563,892

	Fertilizers & Agricultural Chemicals 1.0%
211,676	UPL Ltd. (India)	1,778,038

	Health Care Facilities 2.6%
53,864	Apollo Hospitals Enterprise Ltd. (India)	1,115,682
40,281	Ensign Group, Inc. (The)	2,056,748
467,190	Life Healthcare Group Holdings Ltd. (South Africa)	1,441,407

		4,613,837

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Health Care Services 2.5%
56,069	ExamWorks Group, Inc.*	$2,192,298
39,949	IPC Healthcare, Inc.*	2,212,775

		4,405,073

	Health Care Supplies 0.8%
5,283	Sartorius Stedim Biotech (France)	1,457,680

	Health Care Technology 1.1%
97,040	M3, Inc. (Japan)	1,953,256

	Homefurnishing Retail 1.0%
29,097	Mattress Firm Holding Corp.*	1,773,462

	Household Products 1.9%
109,600	Pigeon Corp. (Japan)	3,454,262

	Industrial Machinery 1.8%
11,722	IDEX Corp.	921,115
605,345	Rotork plc (United Kingdom)	2,215,891

		3,137,006

	Internet Retail 3.6%
33,800	Jumei International Holding Ltd. ADR* (China)	771,992
123,325	MakeMyTrip Ltd.* (India)	2,427,036
68,380	Vipshop Holdings Ltd. ADR* (China)	1,521,455
55,317	Yoox S.p.A.* (Italy)	1,789,989

		6,510,472

	Internet Software & Services 8.3%
18,101	Cimpress N.V.*	1,523,380
112,934	Cornerstone OnDemand, Inc.*	3,930,103
40,534	Envestnet, Inc.*	1,638,790
21,315	MercadoLibre, Inc. (Brazil)	3,020,335
155,400	SMS Co. Ltd. (Japan)	2,054,383
21,645	SPS Commerce, Inc.*	1,424,241
63,761	Xoom Corp.*	1,342,488

		14,933,720

	IT Consulting & Other Services 1.8%
132,427	HCL Technologies Ltd. (India)	1,913,412
165,981	Tech Mahindra Ltd. (India)	1,242,512

		3,155,924

	Leisure Products 1.4%
378,878	Merida Industry Co. Ltd. (Taiwan)	2,455,901

	Life & Health Insurance 0.7%
175,122	Max India Ltd. (India)	1,328,128

	Life Sciences Tools & Services 1.7%
76,931	Fluidigm Corp.*	1,861,730
10,241	Tecan Group AG (Switzerland)	1,227,583

		3,089,313

	Managed Health Care 1.6%
441,290	Qualicorp S.A. (Brazil)	2,805,298

	Marine Ports & Services 1.9%
1,390,825	International Container Terminal Services, Inc. (Philippines)	3,399,178

	Oil & Gas Exploration & Production 0.3%
85,900	Northern Oil and Gas, Inc.*	581,543

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Packaged Foods & Meats 2.3%
76,321	Calbee, Inc. (Japan)	$3,219,690
9,869	GlaxoSmithKline Consumer Healthcare Ltd. (India)	963,188

		4,182,878

	Personal Products 0.7%
27,455	Nu Skin Enterprises, Inc., Class A	1,293,954

	Pharmaceuticals 5.5%
48,689	Intra-Cellular Therapies, Inc.*	1,555,614
81,618	Lupin Ltd. (India)	2,408,295
2,231,107	Marksans Pharma Ltd. (India)	2,217,793
36,409	Natco Pharma Ltd. (India)	1,307,648
359,725	TWi Pharmaceuticals, Inc.* (Taiwan)	2,430,850

		9,920,200

	Publishing 3.2%
388,000	Next Co. Ltd. (Japan)	2,724,866
57,439	Rightmove plc (United Kingdom)	2,962,232

		5,687,098

	Regional Banks 1.7%
20,367	Signature Bank*	2,981,525

	Research & Consulting Services 1.1%
15,617	IHS, Inc., Class A*	2,008,815

	Restaurants 1.2%
170,763	Domino’s Pizza Group plc (United Kingdom)	2,088,096

	Semiconductor Equipment 1.0%
110,563	PDF Solutions, Inc.*	1,769,008

	Semiconductors 3.1%
38,143	Microchip Technology, Inc.	1,808,932
38,386	Power Integrations, Inc.	1,734,279
9,923	U-Blox AG* (Switzerland)	2,009,345

		5,552,556

	Soft Drinks 1.2%
132,686	Coca-Cola Icecek A.S. (Turkey)	2,204,801

	Specialty Chemicals 2.1%
89,043	Frutarom Industries Ltd. (Israel)	3,736,780

	Thrifts & Mortgage Finance 0.4%
20,413	Home Capital Group, Inc. (Canada)	707,686

	Trading Companies & Distributors 2.7%
175,017	MISUMI Group, Inc. (Japan)	2,486,854
52,267	MonotaRO Co. Ltd. (Japan)	2,298,953

		4,785,807

	Trucking 3.1%
133,766	Knight Transportation, Inc.	3,576,903
29,799	Old Dominion Freight Line, Inc.*	2,044,360

		5,621,263

	Wireless Telecommunication Services 1.2%
3,087,642	PT Tower Bersama Infrastructure Tbk (Indonesia)	2,136,396

	Total Common Stocks (cost $134,125,889)	178,096,396

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	WARRANTS 0.0%

	Consumer Finance 0.0%
110,100	Srisawad Power 1979 Public Co. Ltd., expiring 6/11/20* (Thailand)	$42,051

	Total Warrants (cost $—)	42,051

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
$1,028,162	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $1,050,000 of United States Treasury Bonds 1.625% due 6/30/20; value: $1,048,925; repurchase proceeds: $1,028,162 (cost $1,028,162)	$1,028,162

	Total Short-Term Investments (cost $1,028,162)	1,028,162

	Total Investments (cost $135,154,051) 100.0%	179,166,609
	Liabilities less Other Assets (<0.1%)	(45,732)

	NET ASSETS 100.0%	$179,120,877

	*Non-income producing.
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

At June 30, 2015, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	3.3
Canada	1.5
China	1.3
France	0.8
Germany	3.8
India	12.0
Indonesia	1.2
Israel	2.1
Italy	2.3
Japan	11.5
Korea	4.5
Mexico	4.1
Philippines	1.9
South Africa	0.8
Switzerland	1.8
Taiwan	2.8
Thailand	1.9
Turkey	1.2
United Arab Emirates	0.8
United Kingdom	4.1
United States	36.3

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 99.1%

	Aerospace & Defense 1.3%
4,103,639	Senior plc (United Kingdom)	$18,534,751

	Apparel, Accessories & Luxury Goods 2.0%
767,100	Moncler S.p.A. (Italy)	14,215,994
479,552	Salvatore Ferragamo Italia S.p.A. (Italy)	14,405,473

		28,621,467

	Application Software 3.9%
572,077	Aveva Group plc (United Kingdom)	16,277,534
504,371	Broadleaf Co. Ltd. (Japan)	6,791,473
1,258,856	Computer Modelling Group Ltd. (Canada)	12,766,034
3,703,489	Diligent Corp.* (New Zealand)	13,903,568
9,435,676	Kingdee International Software Group Co. Ltd. (China)	5,587,094

		55,325,703

	Asset Management & Custody Banks 2.5%
301,356	Alaris Royalty Corp. (Canada)	7,360,096
14,699,844	ARA Asset Management Ltd. (Singapore)	19,088,582
5,961,167	Value Partners Group Ltd. (Hong Kong)	9,412,673

		35,861,351

	Auto Parts & Equipment 1.5%
326,269	Linamar Corp. (Canada)	21,200,690

	Biotechnology 3.9%
2,418,308	Abcam plc (United Kingdom)	19,714,105
71,085	Medy-Tox, Inc. (Korea)	35,496,298

		55,210,403

	Consumer Finance 0.6%
291,067	Shriram City Union Finance Ltd. (India)	8,154,264

	Data Processing & Outsourced Services 2.1%
341,300	GMO Payment Gateway, Inc. (Japan)	11,035,780
506,338	Wirecard AG (Germany)	19,393,737

		30,429,517

	Diversified Real Estate Activities 2.8%
1,608,833	Patrizia Immobilien AG* (Germany)	39,349,828

	Diversified Support Services 1.5%
194,381	KEPCO Plant Service & Engineering Co. Ltd. (Korea)	20,562,964

	Drug Retail 2.9%
176,937	Cosmos Pharmaceutical Corp. (Japan)	24,013,034
328,473	Sugi Holdings Co. Ltd. (Japan)	16,784,174

		40,797,208

	Electrical Components & Equipment 1.4%
1,458,482	Amara Raja Batteries Ltd. (India)	20,223,612

	Electronic Components 0.5%
98,633	Iriso Electronics Co. Ltd. (Japan)	6,999,423

	Electronic Equipment & Instruments 4.0%
1,207,305	Ai Holdings Corp. (Japan)	21,379,411
1,691,685	Halma plc (United Kingdom)	20,286,642
406,625	Renishaw plc (United Kingdom)	14,660,705

		56,326,758

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Forest Products 0.5%
192,008	Stella-Jones, Inc. (Canada)	$6,385,912

	General Merchandise Stores 3.9%
2,564,292	B&M European Value Retail S.A. (United Kingdom)	13,837,915
137,411	Ryohin Keikaku Co. Ltd. (Japan)	26,669,968
381,295	Seria Co. Ltd. (Japan)	14,370,846

		54,878,729

	Health Care Supplies 1.5%
78,649	Sartorius Stedim Biotech (France)	21,700,757

	Health Care Technology 3.0%
1,580,907	EMIS Group plc (United Kingdom)	22,938,919
987,356	M3, Inc. (Japan)	19,873,854

		42,812,773

	Household Products 2.7%
1,225,700	Pigeon Corp. (Japan)	38,630,368

	Human Resource & Employment Services 0.6%
269,902	51job, Inc. ADR* (China)	8,971,542

	Hypermarkets & Super Centers 1.0%
1,789,702	Distribuidora Internacional de Alimentacion S.A. (Spain)	13,669,906

	Industrial Machinery 2.0%
7,662,779	Rotork plc (United Kingdom)	28,049,926

	Internet Retail 2.1%
425,409	Jumei International Holding Ltd. ADR* (China)	9,716,342
633,915	Yoox S.p.A.* (Italy)	20,512,692

		30,229,034

	Internet Software & Services 8.1%
631,990	carsales.com Ltd. (Australia)	4,962,969
225,177	Criteo S.A. ADR* (France)	10,734,187
155,600	Dip Corp. (Japan)	14,832,980
718,949	Gurunavi, Inc. (Japan)	11,849,742
1,293,400	Infomart Corp. (Japan)	16,347,925
902,936	Kakaku.com, Inc. (Japan)	13,081,001
97,987	MercadoLibre, Inc. (Brazil)	13,884,758
1,774,700	SMS Co. Ltd. (Japan)	23,461,471
39,827	XING AG (Germany)	6,534,797

		115,689,830

	Investment Banking & Brokerage 0.7%
255,437	Avanza Bank Holding AB (Sweden)	9,292,821

	Leisure Products 0.6%
1,330,952	Merida Industry Co. Ltd. (Taiwan)	8,627,280

	Life & Health Insurance 1.9%
1,470,248	Discovery Ltd. (South Africa)	15,285,962
1,555,458	Max India Ltd. (India)	11,796,615

		27,082,577

	Life Sciences Tools & Services 1.1%
133,065	Tecan Group AG (Switzerland)	15,950,425

	Marine Ports & Services 1.0%
5,573,828	International Container Terminal Services, Inc. (Philippines)	13,622,441

	Movies & Entertainment 1.8%
711,588	CTS Eventim AG & Co KGaA (Germany)	25,949,978

	Oil & Gas Equipment & Services 2.1%
304,639	Pason Systems, Inc. (Canada)	5,453,926

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
88,910	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	$5,376,312
223,197	ShawCor Ltd. (Canada)	6,541,796
502,358	TGS-NOPEC Geophysical Co. ASA (Norway)	11,731,842

		29,103,876

	Oil & Gas Storage & Transportation 1.1%
236,189	Gaztransport Et Technigaz S.A. (France)	14,943,187

	Packaged Foods & Meats 3.7%
582,619	Calbee, Inc. (Japan)	24,578,457
16,513,449	Vitasoy International Holdings Ltd. (Hong Kong)	28,119,783

		52,698,240

	Pharmaceuticals 3.7%
1,027,700	Glenmark Pharmaceuticals Ltd. (India)	16,109,456
258,237	Ipsen S.A. (France)	14,249,062
5,777,068	Lee’s Pharmaceutical Holdings Ltd. (China)	9,598,947
174,894	Sawai Pharmaceutical Co. Ltd. (Japan)	10,194,941
280,892	TWi Pharmaceuticals, Inc.* (Taiwan)	1,898,134

		52,050,540

	Property & Casualty Insurance 0.6%
5,374,656	Qualitas Controladora S.A.B. de C.V.* ** (Mexico)	8,915,058

	Publishing 3.3%
2,038,700	Next Co. Ltd. (Japan)	14,317,486
628,423	Rightmove plc (United Kingdom)	32,408,894

		46,726,380

	Research & Consulting Services 3.6%
125,575	Bertrandt AG (Germany)	16,487,634
844,025	Nihon M&A Center, Inc. (Japan)	34,847,126

		51,334,760

	Restaurants 4.6%
1,217,994	Domino’s Pizza Enterprises Ltd. (Australia)	33,500,312
2,647,153	Domino’s Pizza Group plc (United Kingdom)	32,369,483

		65,869,795

	Semiconductor Equipment 2.5%
344,888	Hermes Microvision, Inc. (Taiwan)	22,467,545
371,033	ISC Co. Ltd. (Korea)	12,739,759

		35,207,304

	Semiconductors 1.0%
71,071	U-Blox AG* (Switzerland)	14,391,431

	Specialized Finance 1.2%
7,048,383	Chailease Holding Co. Ltd. (Taiwan)	16,995,890

	Specialty Chemicals 4.0%
428,291	Chr. Hansen Holding A/S (Denmark)	20,901,144
177,246	Frutarom Industries Ltd. (Israel)	7,438,308
2,037,410	Hexpol AB (Sweden)	21,007,141
79,970	SK Kaken Co. Ltd. (Japan)	8,035,248

		57,381,841

	Thrifts & Mortgage Finance 0.8%
329,096	Home Capital Group, Inc. (Canada)	11,409,224

	Trading Companies & Distributors 3.5%
1,900,980	MISUMI Group, Inc. (Japan)	27,011,432

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
527,988	MonotaRO Co. Ltd. (Japan)	$23,223,443

		50,234,875

	Total Common Stocks (cost $1,078,661,521)	1,406,404,639

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$16,137,236	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $16,480,000 of United States Treasury Notes 1.625% due 6/30/20; value: $16,463,135; repurchase proceeds: $16,137,236 (cost $16,137,236)	$16,137,236

	Total Short-Term Investments (cost $16,137,236)	16,137,236

	Total Investments (cost $1,094,798,757) 100.2%	1,422,541,875
	Liabilities less Other Assets (0.2%)	(2,164,490)

	NET ASSETS 100.0%	$1,420,377,385

	*Non-income producing.
	**Common units.
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

At June 30, 2015, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.7
Austria	0.4
Brazil	1.0
Canada	5.0
China	2.4
Denmark	1.5
France	4.4
Germany	7.7
Hong Kong	2.7
India	4.0
Israel	0.5
Italy	3.5
Japan	29.0
Korea	4.9
Mexico	0.6
New Zealand	1.0
Norway	0.8
Philippines	1.0
Singapore	1.4
South Africa	1.1
Spain	1.0
Sweden	2.1
Switzerland	2.2
Taiwan	3.5
United Kingdom	15.6

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 98.7%

	Air Freight & Logistics 0.6%
338,660	Allcargo Global Logistics Ltd. (India)	$1,649,425
10,334	ID Logistics Group* (France)	1,224,426

		2,873,851

	Apparel Retail 0.8%
804,622	Apranga PVA (Lithuania)	2,431,394
3,792,290	Padini Holdings Berhad (Malaysia)	1,336,800

		3,768,194

	Apparel, Accessories & Luxury Goods 1.5%
117,976	Delta-Galil Industries Ltd. (Israel)	3,806,283
375,358	Makalot Industrial Co. Ltd. (Taiwan)	3,229,919

		7,036,202

	Application Software 1.2%
204,775	Linx S.A. (Brazil)	3,205,863
233,075	Logo Yazilim Sanayi Ve Ticaret AS (Turkey)	2,049,355

		5,255,218

	Asset Management & Custody Banks 0.5%
923,100	Peregrine Holdings Ltd. (South Africa)	2,343,369

	Auto Parts & Equipment 0.4%
450,000	Hu Lane Associate, Inc. (Taiwan)	2,012,672

	Automotive Retail 0.4%
79,200	Mekonomen AB (Sweden)	1,935,204

	Brewers 3.9%
362,475	Carlsberg Brewery Malaysia Berhad (Malaysia)	1,200,885
17,933,940	International Breweries plc (Nigeria)	1,756,904
34,311	Kopparbergs Bryggeri AB (Sweden)	492,671
197,574	Olvi Oyj, Class A (Finland)	5,794,017
160,100	Royal UNIBREW A/S (Denmark)	5,475,140
290,700	Sechaba Breweries Ltd. (Botswana)	840,094
1,227,502	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	2,423,860

		17,983,571

	Building Products 0.3%
11,460,016	Dynasty Ceramic Public Co. Ltd. (Thailand)	1,248,623
1,067,200	PT Surya Toto Indonesia Tbk (Indonesia)	319,780

		1,568,403

	Commodity Chemicals 4.3%
967,254	Berger Paints India Ltd. (India)	2,961,912
400,083	Gulf Oil Lubricants India Ltd. (India)	2,833,502
141,954	SAMHWA Paints Industrial Co. Ltd. (Korea)	2,055,275
134,965	Sniezka S.A. (Poland)	1,608,158
350,857	Supreme Industries Ltd. (India)	3,680,472
155,700	Tikkurila Oyj (Finland)	3,095,524
1,273,500	Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	3,425,773

		19,660,616

	Communications Equipment 0.3%
6,700	Ericsson Nikola Tesla (Croatia)	1,136,460

	Construction Materials 0.4%
144,928	Misr Cement Co. (Egypt)	1,576,533

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Data Processing & Outsourced Services 0.5%
3,154,046	My EG Services Berhad (Malaysia)	$2,323,946

	Department Stores 0.6%
1,921,057	Parkson Retail Asia Ltd. (Malaysia)	687,797
193,318	Poya Co. Ltd. (Taiwan)	2,058,208

		2,746,005

	Distillers & Vintners 2.1%
2,015,680	Capevin Holdings Ltd. (South Africa)	1,574,200
73	Grand Marnier (France)	398,853
35,911	Jinro Distillers Co. Ltd. (Korea)	1,625,806
32,744	Laurent-Perrier (France)	3,006,696
51,794	Muhak Co. Ltd.* (Korea)	2,929,940

		9,535,495

	Diversified Banks 0.8%
5,184,000	CRDB Bank plc (Tanzania, United Republic of)	1,039,398
1,714,801	Hatton National Bank plc (Sri Lanka)	2,768,289

		3,807,687

	Diversified Support Services 1.6%
193,263	Credit Corp. Group Ltd. (Australia)	1,812,577
54,600	KRUK S.A. (Poland)	2,194,252
181,400	Prestige International, Inc. (Japan)	1,392,590
371,000	Vicom Ltd. (Singapore)	1,712,329

		7,111,748

	Drug Retail 2.5%
1,296,263	Green Cross Health Ltd. (New Zealand)	1,932,508
215,600	Kusuri No Aoki Co. Ltd. (Japan)	9,553,628

		11,486,136

	Electrical Components & Equipment 2.4%
309,840	Amara Raja Batteries Ltd. (India)	4,296,305
510,200	Voltronic Power Technology Corp. (Taiwan)	6,432,378

		10,728,683

	Electronic Equipment & Instruments 0.6%
42,100	Isra Vision AG (Germany)	2,764,978

	Fertilizers & Agricultural Chemicals 0.2%
256,787	Rallis India Ltd. (India)	956,096

	Food Distributors 0.6%
8,606,200	Premier Marketing Public Co. Ltd. (Thailand)	2,624,502

	Food Retail 7.3%
9,805,820	7-Eleven Malaysia Holdings Berhad, Class B (Malaysia)	4,158,312
220,344	Axial Retailing, Inc. (Japan)	6,205,985
5,543,800	BreadTalk Group Ltd. (Singapore)	5,615,173
3,345,000	Choppies Enterprises Ltd. (Botswana)	1,631,470
3,915,100	Convenience Retail Asia Ltd. (Hong Kong)	2,257,619
25,300	Daikokutenbussan Co. Ltd. (Japan)	976,299
2,432,810	Philippine Seven Corp. (Philippines)	6,474,544
90,070	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	3,927,922
3,399,000	Sheng Siong Group Ltd. (Singapore)	2,093,400

		33,340,724

	General Merchandise Stores 0.8%
98,972	Seria Co. Ltd. (Japan)	3,730,212

	Health Care Distributors 0.1%
1,478,600	PT Enseval Putera Megatrading Tbk (Indonesia)	321,616

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Health Care Equipment 0.5%
55,000	Vieworks Co. Ltd. (Korea)	$2,117,755

	Health Care Facilities 5.7%
29,536,611	Asiri Hospital Holdings plc (Sri Lanka)	4,392,964
211,422	Instituto de Diagnostico S.A. (Chile)	886,326
366,900	MD Medical Group Investments plc GDR (Russia)	2,102,337
430,957	NMC Health plc (United Arab Emirates)	5,391,837
515,356	Raffles Medical Group Ltd. (Singapore)	1,759,090
8,846,957	Religare Health Trust** (Singapore)	6,696,024
1,882,978	Shifa International Hospitals Ltd. (Pakistan)	4,625,345

		25,853,923

	Health Care Technology 0.9%
147,600	EMIS Group plc (United Kingdom)	2,141,672
109,300	Nexus AG (Germany)	2,029,218

		4,170,890

	Home Improvement Retail 2.0%
46,159	Arcland Sakamoto Co. Ltd. (Japan)	1,043,828
809,200	DCM Holdings Co. Ltd. (Japan)	7,932,230

		8,976,058

	Household Products 2.2%
10,430,980	DSG International Thailand Public Co. Ltd. (Thailand)	2,115,504
493,300	Jyothy Laboratories Ltd. (India)	2,254,245
176,200	Pigeon Corp. (Japan)	5,553,293

		9,923,042

	Human Resource & Employment Services 1.1%
587,000	104 Corp. (Taiwan)	2,777,618
82,800	TechnoPro Holdings, Inc. (Japan)	2,084,977

		4,862,595

	Industrial Conglomerates 0.6%
42,897,800	Expolanka Holdings plc* (Sri Lanka)	2,596,952

	Industrial Machinery 0.4%
79,300	Yushin Precision Equipment Co. Ltd. (Japan)	1,784,842

	Internet Retail 3.2%
422,600	Ikyu Corp. (Japan)	9,041,771
428,262	Trade Me Group Ltd. (New Zealand)	983,818
2,036,295	Webjet Ltd. (Australia)	4,692,119

		14,717,708

	Internet Software & Services 5.8%
33,600	Dip Corp. (Japan)	3,203,009
580,799	Gurunavi, Inc. (Japan)	9,572,749
215,600	Infomart Corp. (Japan)	2,725,075
255,229	PChome Online, Inc. (Taiwan)	4,218,729
265,400	SMS Co. Ltd. (Japan)	3,508,579
19,452	XING AG (Germany)	3,191,676

		26,419,817

	IT Consulting & Other Services 1.3%
449,494	EOH Holdings Ltd. (South Africa)	5,784,474

	Leisure Products 0.9%
175,368	Samchuly Bicycle Co. Ltd. (Korea)	4,032,623

	Marine 0.1%
3,263,900	2GO Group, Inc.* (Philippines)	430,699

	Marine Ports & Services 0.4%
1,255,700	Asian Terminals, Inc. (Philippines)	367,325
272,600	Gateway Distriparks Ltd. (India)	1,467,237

		1,834,562

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Multi-Line Insurance 0.9%
1,379,800	Botswana Insurance Holdings Ltd. (Botswana)	$1,932,181
10,160,671	British-American Investments Co. Kenya Ltd. (Kenya)	2,123,201

		4,055,382

	Multi-Sector Holdings 0.0%
109,305	Sefalana Holding Co. Ltd. (Botswana)	132,448

	Office Services & Supplies 0.6%
2,301,800	Riverstone Holdings Ltd. (Singapore)	2,886,537

	Oil & Gas Refining & Marketing 0.9%
9,294	Hankook Shell Oil Co. Ltd. (Korea)	4,057,715

	Packaged Foods & Meats 10.0%
71,120	Agro Tech Foods Ltd. (India)	642,180
7,950	Atlantic Grupa (Croatia)	1,039,070
1,293,927	Cloetta AB, Class B* (Sweden)	3,918,862
1,262,907	Clover Industries Ltd. (South Africa)	1,827,253
81,100	Dutch Lady Milk Industries Berhad (Malaysia)	976,295
744,300	Grupo Herdez S.A.B. de C.V. (Mexico)	1,900,058
371,261	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	3,063,815
10,203,000	PT Tiga Pilar Sejahtera Food Tbk (Indonesia)	1,431,060
4,626,000	PT Ultrajaya Milk Industry & Trading Co. Tbk (Indonesia)	1,350,587
46,454,981	RFM Corp. (Philippines)	4,275,630
105,800	Rokko Butter Co. Ltd. (Japan)	1,424,622
2,363,435	TAT Gida Sanayi A.S.* (Turkey)	5,864,450
269,681	Vigor Alimentos S.A. (Brazil)	756,725
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	6,373,939
114,800	Warabeya Nichiyo Co. Ltd. (Japan)	2,769,691
1,100,000	Watt’s Alimentos S.A. (Chile)	1,590,212
19,788	Wawel S.A. (Poland)	6,578,720

		45,783,169

	Personal Products 1.2%
5,826,550	Karex Berhad (Malaysia)	4,740,925
69,000	Sarantis S.A.*** (Greece)	580,295

		5,321,220

	Pharmaceuticals 2.5%
2,572,177	Lee’s Pharmaceutical Holdings Ltd. (China)	4,273,827
50,179,400	PT Kimia Farma Persero Tbk (Indonesia)	3,744,872
7,837,000	PT Tempo Scan Pacific Tbk (Indonesia)	1,175,624
175,500	Renata Ltd. (Bangladesh)	2,265,535

		11,459,858

	Publishing 2.4%
846,129	Morningstar Japan KK (Japan)	2,296,651
1,256,600	Next Co. Ltd. (Japan)	8,824,914

		11,121,565

	Real Estate Services 0.2%
106,700	Century 21 Real Estate of Japan Ltd. (Japan)	1,024,125

	Regional Banks 0.4%
302,800	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	1,766,892

	Research & Consulting Services 0.5%
54,500	Nihon M&A Center, Inc. (Japan)	2,250,133

	Restaurants 11.2%
10,800	Amiyaki Tei Co. Ltd. (Japan)	436,185
68,048	AmRest Holdings SE* (Poland)	2,642,395

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
29,500	B-R31 Ice Cream Co. Ltd. (Japan)	$1,016,576
5,908,278	Berjaya Food Berhad (Malaysia)	4,181,050
932,500	Collins Foods Ltd. (Australia)	2,141,521
165,980	Domino’s Pizza Enterprises Ltd. (Australia)	4,565,196
493,200	Doutor Nichires Holdings Co. Ltd. (Japan)	8,653,127
450,900	Fairwood Holdings Ltd. (Hong Kong)	1,349,486
696,953	Famous Brands Ltd. (South Africa)	6,588,947
137,600	Hiday Hidaka Corp. (Japan)	3,380,518
133,972,000	Hop Hing Group Holdings Ltd. (China)	2,557,855
107,000	KFC Holdings Japan Ltd. (Japan)	1,998,896
1,647,819	Restaurant Brands New Zealand Ltd. (New Zealand)	4,801,572
2,269,963	Spur Corp. Ltd. (South Africa)	6,842,965

		51,156,289

	Soft Drinks 2.8%
1,987,900	Corp. Lindley S.A.* (Peru)	1,469,277
86,010,320	Pepsi-Cola Products Philippines, Inc. (Philippines)	9,327,799
2,263,169	Seven-Up Bottling Co. plc (Nigeria)	2,062,150

		12,859,226

	Specialized Finance 0.1%
10,863	Korea Ratings Corp. (Korea)	400,259

	Specialized REITs 0.4%
1,392,970	National Storage REIT* (Australia)	1,798,099

	Specialty Chemicals 0.9%
6,229,947	Chemical and Allied Products plc (Nigeria)	1,219,073
673,719	DuluxGroup Ltd. (Australia)	2,969,832

		4,188,905

	Specialty Stores 1.7%
256,100	Komehyo Co. Ltd. (Japan)	7,903,998

	Technology Hardware, Storage & Peripherals 0.1%
13,288	KONA I Co. Ltd. (Korea)	393,118

	Tobacco 0.3%
5,249	Karelia Tobacco Co., Inc. S.A.*** (Greece)	1,286,715

	Trading Companies & Distributors 1.8%
447,000	Jalux, Inc. (Japan)	8,405,347

	Total Common Stocks (cost $381,050,054)	450,385,061

	RIGHTS 0.0%

	Building Products 0.0%
44,466	PT Surya Toto Indonesia Tbk, expiring 7/1/15* (Indonesia)	834

	Diversified Banks 0.0%
1,036,800	CRDB Bank plc, expiring 7/16/15* *** (Tanzania, United Republic of)	25,985

	Total Rights (cost $—)	26,819

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
$2,580,270	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $2,635,000 of United States Treasury Notes 1.625% due 6/30/20; value: $2,632,303; repurchase proceeds: $2,580,270 (cost $2,580,270)	$2,580,270

	Total Short-Term Investments (cost $2,580,270)	2,580,270

	Total Investments (cost $383,630,324) 99.3%	452,992,150
	Other Assets less Liabilities 0.7%	3,381,017

	NET ASSETS 100.0%	$456,373,167

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2015, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.0
Bangladesh	0.5
Botswana	1.0
Brazil	0.9
Chile	0.5
China	1.5
Croatia	0.5
Denmark	1.2
Egypt	0.4
Finland	2.0
France	1.0
Germany	1.8
Greece	0.4
Hong Kong	2.2
India	4.6
Indonesia	1.9
Israel	1.7
Japan	26.4
Kenya	0.5
Korea	3.9
Lithuania	0.5
Malaysia	4.4
Mexico	0.8
New Zealand	1.7
Nigeria	1.1
Pakistan	1.0
Peru	0.3
Philippines	4.6

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

COUNTRY	%
Poland	2.9
Russia	0.5
Singapore	4.6
South Africa	5.5
Sri Lanka	2.2
Sweden	1.4
Taiwan	5.4
Tanzania, United Republic of	0.2
Thailand	1.3
Turkey	3.0
United Arab Emirates	1.2
United Kingdom	0.5

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 98.5%

	Casinos & Gaming 1.6%
87,053	Las Vegas Sands Corp.	$4,576,376

	Commodity Chemicals 0.6%
17,611	LyondellBasell Industries N.V., Class A	1,823,091

	Communications Equipment 3.9%
414,187	Cisco Systems, Inc.	11,373,575

	Computer & Electronics Retail 1.0%
67,397	GameStop Corp., Class A	2,895,375

	Department Stores 2.1%
90,062	Macy’s, Inc.	6,076,483

	Diversified Banks 12.8%
228,716	Citigroup, Inc.	12,634,272
184,301	JPMorgan Chase & Co.	12,488,236
217,832	Wells Fargo & Co.	12,250,871

		37,373,379

	Diversified Chemicals 2.2%
78,862	Eastman Chemical Co.	6,452,489

	Diversified REITs 1.3%
183,272	Select Income REIT	3,782,734

	Electric Utilities 4.4%
94,463	Duke Energy Corp.	6,670,977
260,407	Great Plains Energy, Inc.	6,291,433

		12,962,410

	Electrical Components & Equipment 3.1%
132,709	Eaton Corp., plc	8,956,531

	Environmental & Facilities Services 1.3%
119,167	ABM Industries, Inc.	3,917,019

	Health Care Equipment 3.0%
117,205	Medtronic plc	8,684,891

	Household Products 6.4%
80,153	Kimberly-Clark Corp.	8,493,814
129,822	Procter & Gamble Co. (The)	10,157,273

		18,651,087

	Industrial Conglomerates 4.5%
496,711	General Electric Co.	13,197,611

	Integrated Oil & Gas 9.8%
86,175	Chevron Corp.	8,313,302
57,033	Occidental Petroleum Corp.	4,435,457
113,438	Royal Dutch Shell plc, ADR (Netherlands)	6,467,100
338,767	Suncor Energy, Inc. (Canada)	9,322,868

		28,538,727

	Integrated Telecommunication Services 3.2%
200,699	Verizon Communications, Inc.	9,354,580

	Investment Banking & Brokerage 2.6%
35,743	Goldman Sachs Group, Inc. (The)	7,462,781

	Multi-Line Insurance 4.3%
203,332	American International Group, Inc.	12,569,984

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 1.8%
123,517	Halliburton Co.	$5,319,877

	Oil & Gas Exploration & Production 1.1%
291,749	Encana Corp. (Canada)	3,215,074

	Other Diversified Financial Services 3.0%
185,048	Voya Financial, Inc.	8,599,181

	Pharmaceuticals 10.4%
134,398	Johnson & Johnson	13,098,429
343,692	Pfizer, Inc.	11,523,993
22,871	Shire plc ADR (Ireland)	5,523,118

		30,145,540

	Regional Banks 3.2%
97,246	PNC Financial Services Group, Inc.	9,301,580

	Semiconductors 1.4%
130,217	Intel Corp.	3,960,550

	Specialized REITs 3.0%
159,858	EPR Properties	8,757,021

	Systems Software 4.0%
127,885	Microsoft Corp.	5,646,123
147,531	Oracle Corp.	5,945,499

		11,591,622

	Technology Hardware, Storage & Peripherals 2.5%
58,678	Apple, Inc.	7,359,688

	Total Common Stocks (cost $248,990,892)	286,899,256

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.7%

	Repurchase Agreement 0.7%
$1,986,047	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $2,030,000 of United States Treasury Notes 1.625% due 6/30/20; value: $2,027,923; repurchase proceeds: $1,986,047 (cost $1,986,047)	$1,986,047

	Total Short-Term Investments (cost $1,986,047)	1,986,047

	Total Investments (cost $250,976,939) 99.2%	288,885,303
	Other Assets less Liabilities 0.8%	2,315,407

	NET ASSETS 100.0%	$291,200,710

	ADR American Depositary Receipt.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, Wasatch Large Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	4.4
Ireland	1.9
Netherlands	2.3
United States	91.4

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 89.0%

	Advertising 1.8%
1,750,048	Interpublic Group of Cos., Inc. (The)††	$33,723,425

	Air Freight & Logistics 2.1%
399,367	United Parcel Service, Inc., Class B	38,702,656

	Airlines 1.7%
612,530	United Continental Holdings, Inc.*	32,470,215

	Automobile Manufacturers 2.2%
1,233,767	General Motors Co.††	41,121,454

	Automotive Retail 1.8%
865,844	CST Brands, Inc.††	33,819,867

	Communications Equipment 5.6%
985,556	Cisco Systems, Inc.††	27,063,368
1,212,236	QUALCOMM, Inc.††	75,922,340

		102,985,708

	Diversified Banks 2.3%
780,432	Citigroup, Inc.††	43,111,064

	Diversified REITs 1.0%
2,524,264	Investors Real Estate Trust	18,023,245

	Environmental & Facilities Services 1.1%
508,257	Republic Services, Inc.††	19,908,427

	Fertilizers & Agricultural Chemicals 4.0%
1,570,569	Mosaic Co. (The)††	73,581,158

	Gas Utilities 0.1%
32,768	Atmos Energy Corp.	1,680,343

	General Merchandise Stores 2.2%
495,648	Target Corp.††	40,459,746

	Health Care Equipment 2.2%
307,800	Medtronic plc	22,807,980
184,800	Stryker Corp.	17,661,336

		40,469,316

	Health Care REITs 1.2%
367,785	Ventas, Inc.	22,835,771

	Health Care Services 3.1%
639,044	Express Scripts Holding Co.* ††	56,836,573

	Hypermarkets & Super Centers 3.8%
987,760	Wal-Mart Stores, Inc.††	70,061,817

	Insurance Brokers 1.2%
216,855	Aon plc	21,616,106

	Integrated Telecommunication Services 2.5%
979,044	Verizon Communications, Inc.††	45,633,241

	Marine 2.4%
586,610	Kirby Corp.* ††	44,969,523

	Multi-Line Insurance 4.0%
1,948,307	Loews Corp.††	75,029,303

	Multi-Sector Holdings 1.3%
969,280	Leucadia National Corp.	23,534,118

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Oil & Gas Drilling 3.4%
1,510,366	Ensco plc, Class A	$33,635,851
1,089,821	Unit Corp.*	29,555,945

		63,191,796

	Oil & Gas Equipment & Services 2.8%
1,207,370	Halliburton Co.††	52,001,426

	Oil & Gas Exploration & Production 6.3%
4,702,838	Bill Barrett Corp.* ‡‡	40,397,378
9,091,193	Denbury Resources, Inc.††	57,819,987
848,235	Southwestern Energy Co.*	19,280,382

		117,497,747

	Pharmaceuticals 3.2%
243,535	Novartis AG ADR (Switzerland)	23,949,232
751,809	Zoetis, Inc.††	36,252,230

		60,201,462

	Property & Casualty Insurance 2.1%
527,460	CNA Financial Corp.††	20,154,247
529,682	XL Group plc	19,704,170

		39,858,417

	Residential REITs 1.6%
763,920	American Campus Communities, Inc.††	28,792,145

	Restaurants 2.0%
394,772	McDonald’s Corp.††	37,530,974

	Specialized REITs 5.9%
2,259,639	Iron Mountain, Inc.††	70,048,809
843,674	Outfront Media, Inc.	21,294,332
438,327	Plum Creek Timber Co., Inc.	17,782,926

		109,126,067

	Steel 0.5%
416,596	Steel Dynamics, Inc.	8,629,786

	Systems Software 5.1%
811,743	Microsoft Corp.††	35,838,453
1,451,667	Oracle Corp.††	58,502,180

		94,340,633

	Technology Hardware, Storage & Peripherals 5.7%
285,224	Apple, Inc.††	35,774,220
1,735,991	EMC Corp.††	45,812,803
273,008	NetApp, Inc.	8,616,133
2,476,869	Silicon Graphics International Corp.* ‡‡	16,025,342

		106,228,498

	Trading Companies & Distributors 2.8%
2,645,043	NOW, Inc.* ††	52,662,806

	Total Common Stocks (cost $1,690,072,419)	1,650,634,833

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 10.1%

	Repurchase Agreement 10.1%
$186,508,722	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 State Street Bank and Trust Co. collateralized by $19,435,000 of United States Treasury Notes 1.625% due 6/30/20; value: $190,240,118; repurchase proceeds: $186,508,722†† (cost $186,508,722)	$186,508,722

	Total Short-Term Investments (cost $186,508,722)	186,508,722

	Total Investments (cost $1,876,581,141) 99.1%	1,837,143,555
	Other Assets less Liabilities 0.9%	17,068,198

	NET ASSETS 100.0%	$1,854,211,753

Shares		Value
	SECURITIES SOLD SHORT 19.5%

	Apparel, Accessories & Luxury Goods 0.4%
371,004	Kate Spade & Co.*	$7,991,426

	Communications Equipment 0.9%
201,686	Arista Networks, Inc.*	16,485,814

	Data Processing & Outsourced Services 0.3%
109,169	Syntel, Inc.*	5,183,344

	Department Stores 1.5%
3,373,807	JC Penney Co., Inc.*	28,576,145

	Diversified Support Services 0.2%
113,967	Healthcare Services Group, Inc.	3,766,609

	Electric Utilities 1.2%
684,208	Exelon Corp.	21,497,816

	Electronic Equipment & Instruments 0.6%
213,481	Cognex Corp.	10,268,436

	Food Distributors 1.5%
775,903	Sysco Corp.	28,010,098

	Food Retail 2.9%
414,603	Kroger Co. (The)	30,062,864
900,595	Sprouts Farmers Market, Inc.*	24,298,053

		54,360,917

	Health Care Equipment 0.6%
347,836	Zeltiq Aesthetics, Inc.*	10,250,727

	Health Care Technology 0.9%
572,767	Veeva Systems, Inc., Class A*	16,054,659

	Home Entertainment Software 1.3%
361,326	Electronic Arts, Inc.*	24,028,179

	Household Products 1.2%
273,476	Procter & Gamble Co. (The)	21,396,762

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Housewares & Specialties 1.5%
544,222	Jarden Corp.*	$28,163,489

	Oil & Gas Exploration & Production 0.5%
884,837	Synergy Resources Corp.*	10,113,687

	Paper Packaging 0.7%
248,882	Sealed Air Corp.	12,787,557

	Specialized REITs 1.1%
225,804	American Tower Corp.	21,065,255

	Specialty Stores 2.2%
570,376	Five Below, Inc.*	22,546,963
208,462	Tiffany & Co.	19,136,812

		41,683,775

	Total Securities Sold Short (proceeds $368,012,825)	361,684,695

	*Non-income producing.
	††All or a portion of this security has been designated as collateral for short sales (see Note 3).
	‡‡Affiliated company (see Note 6).
	ADR American Depositary Receipt.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

At June 30, 2015, Wasatch Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Switzerland	1.5
United States	98.5

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 96.5%

	Air Freight & Logistics 1.2%
117,168	Echo Global Logistics, Inc.*	$3,826,707

	Apparel Retail 1.4%
167,365	Zumiez, Inc.*	4,456,930

	Apparel, Accessories & Luxury Goods 1.2%
15,855	Page Industries Ltd. (India)	3,747,263

	Application Software 9.4%
605,760	Diligent Corp.* (New Zealand)	2,274,133
68,455	Ellie Mae, Inc.*	4,777,474
249,716	Exa Corp.*	2,784,333
114,622	Globant S.A.* (Luxembourg)	3,487,947
35,826	Interactive Intelligence Group, Inc.*	1,593,182
120,179	PROS Holdings, Inc.*	2,536,979
46,417	Tyler Technologies, Inc.*	6,005,432
39,117	Ultimate Software Group, Inc.*	6,428,488

		29,887,968

	Asset Management & Custody Banks 3.3%
28,100	Diamond Hill Investment Group, Inc.	5,610,446
215,963	Pzena Investment Management, Inc., Class A	2,386,391
188,366	Silvercrest Asset Management Group, Inc.	2,648,426

		10,645,263

	Automotive Retail 1.2%
61,597	Monro Muffler Brake, Inc.	3,828,870

	Biotechnology 4.4%
370,548	Abcam plc (United Kingdom)	3,020,716
148,904	Argos Therapeutics, Inc.*	1,019,992
176,227	ChemoCentryx, Inc.*	1,450,348
250,157	Cytokinetics, Inc.*	1,681,055
48,381	Esperion Therapeutics, Inc.*	3,955,631
129,918	Inovio Pharmaceuticals, Inc.*	1,060,131
159,440	Sangamo BioSciences, Inc.*	1,768,190

		13,956,063

	Data Processing & Outsourced Services 2.5%
142,218	ExlService Holdings, Inc.*	4,917,899
78,568	Wirecard AG (Germany)	3,009,308

		7,927,207

	Diversified Banks 2.1%
4,218,211	City Union Bank Ltd. (India)	6,690,316

	Electronic Equipment & Instruments 0.6%
21,086	Mesa Laboratories, Inc.	1,874,545

	Electronic Manufacturing Services 1.0%
36,316	IPG Photonics Corp.*	3,093,215

	Environmental & Facilities Services 0.8%
185,549	Heritage-Crystal Clean, Inc.*	2,727,570

	Food Distributors 1.2%
185,952	Chefs’ Warehouse, Inc. (The)*	3,949,620

	Health Care Equipment 4.9%
76,423	Abaxis, Inc.	3,934,256
288,566	AtriCure, Inc.*	7,110,266
46,813	Entellus Medical, Inc.*	1,211,052

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
151,770	Novadaq Technologies, Inc.* (Canada)	$1,837,935
142,380	Tandem Diabetes Care, Inc.*	1,543,399

		15,636,908

	Health Care Facilities 2.4%
148,133	Ensign Group, Inc. (The)	7,563,671

	Health Care REITs 1.8%
443,341	CareTrust REIT, Inc.	5,617,130

	Health Care Services 1.5%
84,520	IPC Healthcare, Inc.*	4,681,563

	Health Care Technology 0.5%
52,886	HealthStream, Inc.*	1,608,792

	Homebuilding 3.4%
199,825	Installed Building Products, Inc.*	4,891,716
300,177	LGI Homes, Inc.*	5,937,501

		10,829,217

	Industrial Machinery 1.6%
111,470	Arcam AB* (Sweden)	1,913,316
46,181	Proto Labs, Inc.*	3,116,294

		5,029,610

	Internet Retail 1.6%
258,154	MakeMyTrip Ltd.* (India)	5,080,471

	Internet Software & Services 7.6%
186,709	Amber Road, Inc.*	1,310,697
55,331	Cornerstone OnDemand, Inc.*	1,925,519
152,825	Envestnet, Inc.*	6,178,715
112,226	Reis, Inc.	2,489,173
198,795	SciQuest, Inc.*	2,944,154
83,193	SPS Commerce, Inc.*	5,474,099
178,748	Xoom Corp.*	3,763,539

		24,085,896

	IT Consulting & Other Services 1.3%
210,658	Perficient, Inc.*	4,053,060

	Leisure Products 0.9%
150,789	Malibu Boats, Inc.*	3,029,351

	Life Sciences Tools & Services 2.6%
122,614	Fluidigm Corp.*	2,967,259
76,996	ICON plc* (Ireland)	5,181,831

		8,149,090

	Managed Health Care 1.9%
79,148	HealthEquity, Inc.*	2,536,693
417,436	Trupanion, Inc.*	3,439,673

		5,976,366

	Oil & Gas Equipment & Services 0.7%
120,093	Pason Systems, Inc. (Canada)	2,150,015

	Oil & Gas Exploration & Production 0.5%
256,130	Northern Oil and Gas, Inc.*	1,734,000

	Oil & Gas Refining & Marketing 0.2%
384,242	Amyris, Inc.*	749,272

	Pharmaceuticals 7.9%
14,323	Aerie Pharmaceuticals, Inc.*	252,801
96,749	Akorn, Inc.*	4,224,061
165,043	Auris Medical Holding AG* (Switzerland)	815,313

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
163,308	Cardiovascular Systems, Inc.*	$4,319,497
147,514	Cempra, Inc.*	5,068,581
85,633	Egalet Corp.*	1,235,684
68,934	Intra-Cellular Therapies, Inc.*	2,202,441
139,989	Natco Pharma Ltd. (India)	5,027,777
50,905	Phibro Animal Health Corp., Class A	1,982,241

		25,128,396

	Publishing 0.7%
300,000	Next Co. Ltd. (Japan)	2,106,855

	Regional Banks 3.6%
188,919	Customers Bancorp, Inc.*	5,080,032
128,476	People’s Utah Bancorp*	2,181,522
77,342	Pinnacle Financial Partners, Inc.	4,205,085

		11,466,639

	Research & Consulting Services 1.6%
250,759	Franklin Covey Co.*	5,087,900

	Semiconductor Equipment 1.8%
364,281	PDF Solutions, Inc.*	5,828,496

	Semiconductors 4.6%
95,907	Melexis N.V. (Belgium)	5,560,936
68,036	NVE Corp.	5,334,022
80,515	Power Integrations, Inc.	3,637,668

		14,532,626

	Specialty Stores 0.9%
60,752	Hibbett Sports, Inc.*	2,829,828

	Systems Software 5.1%
116,402	AVG Technologies N.V.*	3,167,299
70,258	FleetMatics Group plc*	3,290,182
217,573	Infoblox, Inc.*	5,702,588
283,766	TubeMogul, Inc.*	4,055,016

		16,215,085

	Technology Hardware, Storage & Peripherals 1.4%
290,211	Intevac, Inc.*	1,697,734
1,025,541	USA Technologies, Inc.*	2,768,961

		4,466,695

	Thrifts & Mortgage Finance 1.3%
1,050,006	Gruh Finance Ltd. (India)	4,307,696

	Trading Companies & Distributors 1.7%
192,850	CAI International, Inc.*	3,970,781
63,147	Rush Enterprises, Inc., Class B*	1,515,528

		5,486,309

	Trucking 2.2%
161,025	Marten Transport Ltd.	3,494,243
87,197	Saia, Inc.*	3,425,970

		6,920,213

	Total Common Stocks (cost $184,987,596)	306,962,687

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.8%

	Repurchase Agreement 3.8%
$12,008,334	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $12,265,000 of United States Treasury Bonds 8.500% due 2/15/20; value: $12,252,449; repurchase proceeds: $12,008,334 (cost $12,008,334)	$12,008,334

	Total Short-Term Investments (cost $12,008,334)	12,008,334

	Total Investments (cost $196,995,930) 100.3%	318,971,021
	Liabilities less Other Assets (0.3%)	(879,313)

	NET ASSETS 100.0%	$318,091,708

	*Non-income producing.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

At June 30, 2015, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.8
Canada	1.3
Germany	1.0
India	8.1
Ireland	1.7
Japan	0.7
Luxembourg	1.1
New Zealand	0.7
Sweden	0.6
Switzerland	0.3
United Kingdom	1.0
United States	81.7

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 89.8%

	Advertising 0.6%
240,000	InternetQ plc* (United Kingdom)	$987,685

	Airlines 1.1%
10,000	Allegiant Travel Co.	1,778,800

	Alternative Carriers 0.8%
192,000	ORBCOMM, Inc.*	1,296,000

	Application Software 2.0%
66,000	Ebix, Inc.	2,152,260
41,000	ESI Group* (France)	1,210,587

		3,362,847

	Asset Management & Custody Banks 2.6%
132,000	Medallion Financial Corp.	1,102,200
116,000	Pzena Investment Management, Inc., Class A	1,281,800
80,000	Silvercrest Asset Management Group, Inc.	1,124,800
6,000	Virtus Investment Partners, Inc.	793,500

		4,302,300

	Auto Parts & Equipment 1.2%
36,000	Gentherm, Inc.*	1,976,760

	Automotive Retail 1.3%
48,000	Mekonomen AB (Sweden)	1,172,851
52,985	Yellow Hat Ltd. (Japan)	1,031,846

		2,204,697

	Biotechnology 1.2%
165,000	Abcam plc (United Kingdom)	1,345,084
55,000	Sangamo BioSciences, Inc.*	609,950

		1,955,034

	Brewers 1.2%
1,000,000	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	1,974,628

	Building Products 1.9%
29,000	Caesarstone Sdot-Yam Ltd. (Israel)	1,987,660
32,000	Patrick Industries, Inc.*	1,217,600

		3,205,260

	Commercial Printing 0.6%
150,000	InnerWorkings, Inc.*	1,000,500

	Commodity Chemicals 1.2%
126,190	Trecora Resources*	1,905,469

	Communications Equipment 2.5%
90,000	Applied Optoelectronics, Inc.*	1,562,400
205,000	ShoreTel, Inc.*	1,389,900
250,000	Telit Communications plc* (United Kingdom)	1,139,001

		4,091,301

	Construction & Engineering 0.4%
30,000	NV5 Holdings, Inc.*	727,800

	Construction Machinery & Heavy Trucks 0.3%
68,500	Manitex International, Inc.*	523,340

	Construction Materials 1.1%
3,500,000	Dongpeng Holdings Co. Ltd. (China)	1,801,529

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Consumer Finance 0.6%
24,000	Encore Capital Group, Inc.*	$1,025,760

	Data Processing & Outsourced Services 0.8%
72,000	KGMobilians Co. Ltd. (Korea)	1,303,868

	Diversified Banks 0.9%
900,000	City Union Bank Ltd. (India)	1,427,450

	Electrical Components & Equipment 0.5%
700,000	Revolution Lighting Technologies, Inc.*	812,000

	Electronic Equipment & Instruments 1.4%
70,000	Optex Co. Ltd. (Japan)	1,446,757
72,124	SuperCom Ltd.* (Israel)	914,532

		2,361,289

	Electronic Manufacturing Services 0.7%
61,000	Fabrinet*	1,142,530

	Environmental & Facilities Services 0.7%
330,000	Hudson Technologies, Inc.*	1,151,700

	Food Distributors 1.0%
76,000	Chefs’ Warehouse, Inc. (The)*	1,614,240

	General Merchandise Stores 0.7%
30,000	Seria Co. Ltd. (Japan)	1,130,687

	Health Care Distributors 0.7%
2,300,000	Jintian Pharmaceutical Group Ltd. (Hong Kong)	1,228,368

	Health Care Equipment 3.1%
81,000	AtriCure, Inc.*	1,995,840
300,000	Bovie Medical Corp.*	837,000
100,000	iRadimed Corp.*	2,327,000

		5,159,840

	Health Care Facilities 2.2%
42,000	Ensign Group, Inc. (The)	2,144,520
1,899,043	Religare Health Trust** (Singapore)	1,437,335

		3,581,855

	Health Care REITs 0.8%
100,000	CareTrust REIT, Inc.	1,267,000

	Health Care Services 4.4%
34,000	Air Methods Corp.*	1,405,560
63,235	LHC Group, Inc.*	2,418,739
73,000	National Research Corp., Class A	1,037,330
350,000	Nobilis Health Corp. PIPE	2,380,246

		7,241,875

	Health Care Supplies 2.2%
150,000	Cerus Corp.*	778,500
23,000	Guerbet (France)	978,657
384,600	Synergetics USA, Inc.*	1,807,620

		3,564,777

	Health Care Technology 1.6%
90,000	Nexus AG (Germany)	1,670,902
22,970	Software Service, Inc. (Japan)	1,006,575

		2,677,477

	Heavy Electrical Equipment 0.3%
66,002	Pioneer Power Solutions, Inc.*	471,914

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Home Improvement Retail 0.9%
41,000	Hornbach Baumarkt AG (Germany)	$1,508,662

	Homebuilding 2.5%
74,000	Installed Building Products, Inc.*	1,811,520
121,000	LGI Homes, Inc.*	2,393,380

		4,204,900

	Homefurnishing Retail 2.3%
72,000	Kirkland’s, Inc.	2,006,640
59,000	Select Comfort Corp.*	1,774,130

		3,780,770

	Hotels & Resort REITs 0.7%
90,000	Summit Hotel Properties, Inc.	1,170,900

	Industrial Machinery 2.4%
36,000	Hy-Lok Corp. (Korea)	1,249,003
49,000	John Bean Technologies Corp.	1,841,910
40,000	Yushin Precision Equipment Co. Ltd. (Japan)	900,298

		3,991,211

	Internet Software & Services 1.0%
134,600	IntraLinks Holdings, Inc.*	1,603,086

	IT Consulting & Other Services 3.1%
32,000	EPAM Systems, Inc.*	2,279,360
96,000	Perficient, Inc.*	1,847,040
600,000	WidePoint Corp.*	1,002,000

		5,128,400

	Leisure Products 0.7%
55,000	Malibu Boats, Inc.*	1,104,950

	Life Sciences Tools & Services 1.2%
51,000	INC Research Holdings, Inc., Class A*	2,046,120

	Mortgage REITs 1.8%
260,000	Arbor Realty Trust, Inc.††	1,757,600
51,000	Colony Capital, Inc., Class A	1,155,150

		2,912,750

	Oil & Gas Exploration & Production 0.4%
230,000	Abraxas Petroleum Corp.*	678,500

	Packaged Foods & Meats 2.1%
30,400	John B. Sanfilippo & Son, Inc.	1,577,760
3,000,000	Kawan Food BHD (Malaysia)	1,924,198

		3,501,958

	Personal Products 0.9%
30,000	Nu Skin Enterprises, Inc., Class A	1,413,900

	Pharmaceuticals 5.6%
37,000	Cempra, Inc.*	1,271,320
25,000	Intra-Cellular Therapies, Inc.*	798,750
700,000	Lee’s Pharmaceutical Holdings Ltd. (China)	1,163,092
1,700,000	Marksans Pharma Ltd. (India)	1,689,856
180,000	Moberg Pharma AB* (Sweden)	1,362,896
48,000	Natco Pharma Ltd. (India)	1,723,945
190,000	TWi Pharmaceuticals, Inc.* (Taiwan)	1,283,929

		9,293,788

	Property & Casualty Insurance 3.1%
140,000	1347 Property Insurance Holdings, Inc.*	1,141,000
120,000	Atlas Financial Holdings, Inc.*	2,379,600
200,000	Kingstone Cos., Inc.	1,520,000

		5,040,600

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Regional Banks 3.5%
88,000	Customers Bancorp, Inc.*	$2,366,320
51,000	First of Long Island Corp. (The)	1,413,720
101,000	Investar Holding Corp.	1,535,200
25,072	People’s Utah Bancorp*	425,723

		5,740,963

	Research & Consulting Services 1.1%
87,000	Franklin Covey Co.*	1,765,230

	Residential REITs 0.4%
50,000	Bluerock Residential Growth REIT, Inc.	633,000

	Restaurants 1.3%
400,000	Collins Foods Ltd. (Australia)	918,615
63,000	Del Frisco’s Restaurant Group, Inc.*	1,173,690

		2,092,305

	Semiconductor Equipment 0.9%
97,000	PDF Solutions, Inc.*	1,552,000

	Semiconductors 1.6%
650,000	GigOptix, Inc.*	1,105,000
100,000	Tower Semiconductor Ltd.* (Israel)	1,544,000

		2,649,000

	Soft Drinks 0.8%
12,000,000	Pepsi-Cola Products Philippines, Inc. (Philippines)	1,301,397

	Specialty Chemicals 0.6%
60,200	Ferro Corp.*	1,010,156

	Systems Software 1.5%
92,000	AVG Technologies N.V.*	2,503,320

	Technology Hardware, Storage & Peripherals 1.2%
37,000	KONA I Co. Ltd. (Korea)	1,094,626
300,000	USA Technologies, Inc.*	810,000

		1,904,626

	Textiles 0.9%
2,900,000	Best Pacific International Holdings Ltd. (China)	1,421,614

	Thrifts & Mortgage Finance 1.6%
35,000	Anchor BanCorp Wisconsin, Inc.*	1,329,300
12,000	BofI Holding, Inc.*	1,268,520

		2,597,820

	Trading Companies & Distributors 1.3%
49,601	CAI International, Inc.*	1,021,285
40,000	iMarketKorea, Inc. (Korea)	1,075,799

		2,097,084

	Trucking 1.8%
52,000	Roadrunner Transportation Systems, Inc.*	1,341,600
42,000	Saia, Inc.*	1,650,180

		2,991,780

	Total Common Stocks (cost $106,592,637)	147,897,370

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	PREFERRED STOCKS 1.6%

	Oil & Gas Refining & Marketing 0.7%
500,000	Vertex Energy, Inc., Pfd.* *** †	$1,185,000

	Pharmaceuticals 0.9%
105,263	Acetylon Pharmaceuticals, Inc., Series B Pfd.* *** †	1,366,314

	Total Preferred Stocks (cost $1,954,999)	2,551,314

	LIMITED PARTNERSHIP INTEREST 0.6%

	Diversified Metals & Mining 0.6%
34,000	Hi-Crush Partners L.P.	1,043,460

	Total Limited Partnership Interest (cost $1,206,889)	1,043,460

	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/20* *** †	72,450

	Total Warrants (cost $95,000)	72,450

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.8%

	Repurchase Agreement 6.8%
$11,123,076	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $11,465,000 of United States Treasury Notes 1.375% due 4/30/20; value: $11,350,350; repurchase proceeds: $11,123,076†† (cost $11,123,076)	$11,123,076

	Total Short-Term Investments (cost $11,123,076)	11,123,076

	Total Investments (cost $120,972,601) 98.8%	162,687,670
	Other Assets less Liabilities 1.2%	2,042,562

	NET ASSETS 100.0%	$164,730,232

Contracts		Net Unrealized Depreciation
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SHORT (0.1%)
5,800,000 EUR	USD, State Street Bank and Trust Co., settlement date 7/8/15, (cost $6,320,550, value $6,467,835)	$(147,285)

	Total Forward Foreign Currency Exchange Contracts Short (cost $6,320,550, value $6,467,835)	(147,285)

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for forward currency exchange contracts (see Note 4).

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and forward foreign currency exchange contracts, were in the following countries:

COUNTRY	%
Australia	0.6
China	2.9
France	1.4
Germany	2.1
Hong Kong	0.8
India	3.2
Israel	2.9
Japan	3.6
Korea	3.1
Malaysia	1.3
Philippines	0.9
Singapore	1.0
Sweden	1.7
Taiwan	0.8
Turkey	1.3
United Kingdom	2.3
United States	70.1

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 92.1%

	Aerospace & Defense 1.8%
809,392	HEICO Corp., Class A	$41,092,832

	Air Freight & Logistics 3.5%
36,319,023	Aramex PJSC (United Arab Emirates)	34,411,555
1,474,753	Echo Global Logistics, Inc.* ‡‡	48,165,433

		82,576,988

	Airlines 2.3%
307,494	Allegiant Travel Co.	54,697,033

	Apparel Retail 1.4%
1,230,660	Zumiez, Inc.*	32,772,476

	Application Software 6.1%
234,785	HubSpot, Inc.*	11,640,640
325,401	Paylocity Holding Corp.*	11,665,626
608,498	Ultimate Software Group, Inc.*	100,000,561
876,255	Zendesk, Inc.*	19,461,624

		142,768,451

	Automotive Retail 3.2%
621,656	Monro Muffler Brake, Inc.	38,642,137
162,913	O’Reilly Automotive, Inc.*	36,815,080

		75,457,217

	Biotechnology 6.8%
2,124,073	Abcam plc (United Kingdom)	17,315,495
1,062,102	Argos Therapeutics, Inc.* ‡‡	7,275,399
1,357,191	ChemoCentryx, Inc.*	11,169,682
360,606	Esperion Therapeutics, Inc.*	29,483,147
533,310	Exact Sciences Corp.*	15,860,639
181,714	Flexion Therapeutics, Inc.*	3,977,719
987,182	Inovio Pharmaceuticals, Inc.*	8,055,405
1,529,490	Sangamo BioSciences, Inc.*	16,962,044
996,987	Seattle Genetics, Inc.*	48,254,171

		158,353,701

	Consumer Finance 0.6%
3,305,639	Mahindra & Mahindra Financial Services Ltd. (India)	14,482,935

	Data Processing & Outsourced Services 1.2%
822,058	ExlService Holdings, Inc.*	28,426,766

	Diversified Banks 2.3%
565,550	HDFC Bank Ltd. ADR (India)	34,232,741
1,566,515	Yes Bank Ltd. (India)	20,781,908

		55,014,649

	Diversified Support Services 1.7%
1,124,516	Copart, Inc.*	39,897,828

	Drug Retail 0.7%
119,229	Cosmos Pharmaceutical Corp. (Japan)	16,181,183

	Electrical Components & Equipment 0.4%
157,342	Polypore International, Inc.*	9,421,639

	Electronic Manufacturing Services 2.0%
558,811	IPG Photonics Corp.*	47,596,727

	Environmental & Facilities Services 0.7%
668,212	Tetra Tech, Inc.	17,132,956

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Food Distributors 1.7%
1,848,025	Chefs’ Warehouse, Inc. (The)* ‡‡	$39,252,051

	Health Care Equipment 2.1%
570,422	Abaxis, Inc.	29,365,325
153,149	DexCom, Inc.*	12,248,857
593,260	Tandem Diabetes Care, Inc.*	6,430,938

		48,045,120

	Health Care Facilities 1.1%
495,926	Ensign Group, Inc. (The)	25,321,981

	Health Care Services 4.1%
1,437,474	ExamWorks Group, Inc.*	56,205,233
705,302	IPC Healthcare, Inc.*	39,066,678

		95,271,911

	Homefurnishing Retail 2.0%
751,690	Mattress Firm Holding Corp.*	45,815,505

	Industrial Machinery 1.0%
339,785	Proto Labs, Inc.*	22,928,692

	Internet Retail 4.6%
828,553	Blue Nile, Inc.* ‡‡	25,179,726
2,036,490	MakeMyTrip Ltd.* (India)	40,078,123
422,211	Wayfair, Inc., Class A*	15,892,022
183,857	zooplus AG* (Germany)	26,036,231

		107,186,102

	Internet Software & Services 7.8%
745,530	Angie’s List, Inc.*	4,592,465
193,309	Cimpress N.V.*	16,268,885
1,855,317	Cornerstone OnDemand, Inc.*	64,565,032
211,007	Demandware, Inc.*	14,998,377
573,974	Envestnet, Inc.*	23,205,769
750,206	SciQuest, Inc.*	11,110,551
399,793	Shutterstock, Inc.*	23,443,861
356,041	SPS Commerce, Inc.*	23,427,498

		181,612,438

	Life Sciences Tools & Services 5.3%
143,081	Bio-Techne Corp.	14,089,186
1,021,760	Divi’s Laboratories Ltd. (India)	30,288,573
1,233,101	Fluidigm Corp.*	29,841,044
752,549	ICON plc* (Ireland)	50,646,548

		124,865,351

	Managed Health Care 1.1%
612,868	HealthEquity, Inc.*	19,642,419
804,065	Trupanion, Inc.*	6,625,496

		26,267,915

	Oil & Gas Equipment & Services 1.3%
156,123	Dril-Quip, Inc.*	11,748,256
414,825	RPC, Inc.	5,737,030
160,362	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	9,696,953
146,926	ShawCor Ltd. (Canada)	4,306,330

		31,488,569

	Oil & Gas Exploration & Production 1.2%
456,863	EP Energy Corp., Class A*	5,815,866
2,030,193	Gran Tierra Energy, Inc.* (Colombia)	6,049,975
978,179	Northern Oil and Gas, Inc.*	6,622,272
2,144,733	Premier Oil plc* (United Kingdom)	5,032,533
437,069	WPX Energy, Inc.*	5,367,207

		28,887,853

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Packaged Foods & Meats 1.2%
286,067	GlaxoSmithKline Consumer Healthcare Ltd. (India)	$27,919,384

	Personal Products 0.6%
472,827	Colgate-Palmolive India Ltd. (India)	15,150,809

	Pharmaceuticals 2.6%
1,363,036	Auris Medical Holding AG* (Switzerland)	6,733,398
1,071,925	Cempra, Inc.*	36,831,343
504,999	Intra-Cellular Therapies, Inc.*	16,134,718

		59,699,459

	Regional Banks 2.3%
287,471	Bank of Hawaii Corp.	19,168,566
343,941	Eagle Bancorp, Inc.*	15,119,647
653,991	Glacier Bancorp, Inc.	19,240,415

		53,528,628

	Research & Consulting Services 1.4%
1,099,314	Stantec, Inc. (Canada)	32,132,948

	Restaurants 2.4%
1,491,986	Jubilant Foodworks Ltd.* (India)	43,428,788
335,599	Zoe’s Kitchen, Inc.*	13,739,423

		57,168,211

	Semiconductors 4.0%
446,160	Cavium, Inc.*	30,700,270
327,364	Monolithic Power Systems, Inc.	16,600,628
832,745	Power Integrations, Inc.	37,623,419
161,235	Silicon Laboratories, Inc.*	8,708,302

		93,632,619

	Specialty Stores 0.3%
147,974	Hibbett Sports, Inc.*	6,892,629

	Systems Software 4.7%
754,194	FleetMatics Group plc*	35,318,905
1,229,162	Infoblox, Inc.*	32,216,336
479,355	Qualys, Inc.*	19,341,974
711,894	TubeMogul, Inc.*	10,172,965
426,883	VASCO Data Security International, Inc.*	12,887,598

		109,937,778

	Trading Companies & Distributors 1.6%
547,600	MSC Industrial Direct Co., Inc., Class A	38,206,052

	Trucking 3.0%
2,652,493	Knight Transportation, Inc.††	70,927,663

	Total Common Stocks (cost $1,387,772,209)	2,158,013,049

	PREFERRED STOCKS 1.6%

	Biotechnology 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	151,661
161,519	Nanosys, Inc., Series E Pfd.* *** †	157,546

		309,207

	Oil & Gas Equipment & Services 0.6%
5,818,582	Drilling Info Holdings, Inc., Series B Pfd.* *** †	12,494,823

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Systems Software 1.0%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	$8,000,002
33,296	DocuSign, Inc., Series B Pfd.* *** †	635,724
9,974	DocuSign, Inc., Series B-1 Pfd.* *** †	190,435
23,905	DocuSign, Inc., Series D Pfd.* *** †	456,420
618,152	DocuSign, Inc., Series E Pfd.* *** †	11,802,438
157,124	DocuSign, Inc., Series F Pfd.* *** †	2,999,984

		24,085,003

	Total Preferred Stocks (cost $37,534,914)	36,889,033

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.*** †	2,968,009
	Greenspring Global Partners III-B, L.P.*** †	1,461,613

		4,429,622

	Total Limited Partnership Interest (cost $4,632,672)	4,429,622

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.0%

	Repurchase Agreement 6.0%
$139,875,819	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $143,655,000 of United States Treasury Notes 1.375% due 4/30/20; value: $91,728,450; United States Treasury Notes 1.625% due 6/30/20; value: $50,947,809; repurchase proceeds: $139,875,819†† (cost $139,875,819)	$139,875,819

	Total Short-Term Investments (cost $139,875,819)	139,875,819

	Total Investments (cost $1,569,815,614) 99.9%	2,339,207,523
	Other Assets less Liabilities 0.1%	3,462,855

	NET ASSETS 100.0%	$2,342,670,378

	*Non-income producing.
	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).
	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).
	††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).
	‡‡Affiliated company (see Note 6).
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	0.4
Canada	1.7
Colombia	0.3
Germany	1.2
India	10.3
Ireland	2.3
Japan	0.7
Switzerland	0.3
United Arab Emirates	1.6
United Kingdom	1.0
United States	80.2

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 98.4%

	Aerospace & Defense 2.5%
150,579	HEICO Corp., Class A	$7,644,896

	Airlines 2.4%
42,326	Allegiant Travel Co.	7,528,949

	Apparel Retail 1.0%
184,135	Chico’s FAS, Inc.	3,062,165

	Application Software 2.9%
181,025	Ebix, Inc.	5,903,225
104,880	Globant S.A.* (Luxembourg)	3,191,499

		9,094,724

	Asset Management & Custody Banks 1.2%
29,100	Virtus Investment Partners, Inc.	3,848,475

	Auto Parts & Equipment 2.0%
130,203	Dorman Products, Inc.*	6,205,475

	Computer & Electronics Retail 1.8%
129,044	GameStop Corp., Class A	5,543,730

	Consumer Finance 5.0%
31,431	Credit Acceptance Corp.*	7,737,684
70,738	PRA Group, Inc.*	4,407,685
122,543	Shriram City Union Finance Ltd. (India)	3,433,051

		15,578,420

	Diversified Banks 3.2%
2,552,010	City Union Bank Ltd. (India)	4,047,629
446,230	Yes Bank Ltd. (India)	5,919,835

		9,967,464

	Diversified Support Services 1.6%
136,892	Copart, Inc.*	4,856,928

	Electronic Manufacturing Services 1.3%
209,990	Fabrinet*	3,933,113

	Fertilizers & Agricultural Chemicals 1.3%
338,472	Intrepid Potash, Inc.*	4,041,356

	Footwear 3.2%
89,540	Skechers U.S.A., Inc., Class A*	9,830,597

	Health Care Facilities 3.3%
201,641	Ensign Group, Inc. (The)	10,295,789

	Health Care REITs 2.6%
624,747	CareTrust REIT, Inc.	7,915,544

	Health Care Services 4.3%
116,413	Air Methods Corp.*	4,812,514
222,909	LHC Group, Inc.*	8,526,269

		13,338,783

	Homebuilding 1.7%
265,048	LGI Homes, Inc.*	5,242,649

	Homefurnishing Retail 4.0%
209,724	Kirkland’s, Inc.	5,845,008
221,817	Select Comfort Corp.*	6,670,037

		12,515,045

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Hotels & Resort REITs 2.2%
517,814	Summit Hotel Properties, Inc.	$6,736,760

	Internet Retail 0.8%
118,235	MakeMyTrip Ltd.* (India)	2,326,865

	Internet Software & Services 2.0%
72,415	Cimpress N.V.*	6,094,446

	IT Consulting & Other Services 2.9%
59,764	EPAM Systems, Inc.*	4,256,990
81,836	Luxoft Holding, Inc.*	4,627,826

		8,884,816

	Life Sciences Tools & Services 0.8%
38,026	ICON plc* (Ireland)	2,559,150

	Mortgage REITs 5.8%
1,072,975	Arbor Realty Trust, Inc.	7,253,311
203,156	Colony Capital, Inc., Class A	4,601,483
824,499	MFA Financial, Inc.	6,093,048

		17,947,842

	Oil & Gas Equipment & Services 1.1%
151,614	Geospace Technologies Corp.*	3,494,703

	Oil & Gas Exploration & Production 2.1%
589,494	Northern Oil and Gas, Inc.*	3,990,874
206,123	Ultra Petroleum Corp.*	2,580,660

		6,571,534

	Oil & Gas Refining & Marketing 1.6%
105,136	World Fuel Services Corp.	5,041,271

	Personal Products 2.2%
147,415	Nu Skin Enterprises, Inc., Class A	6,947,669

	Pharmaceuticals 3.1%
52,608	Mallinckrodt plc*	6,193,014
3,482,538	Marksans Pharma Ltd. (India)	3,461,756

		9,654,770

	Regional Banks 10.9%
60,325	Avenue Financial Holdings, Inc.*	760,698
310,491	Customers Bancorp, Inc.*	8,349,103
212,591	MidSouth Bancorp, Inc.	3,244,139
151,585	People’s Utah Bancorp*	2,573,913
173,664	Pinnacle Financial Partners, Inc.	9,442,112
74,531	Prosperity Bancshares, Inc.	4,303,420
125,700	Webster Financial Corp.	4,971,435

		33,644,820

	Research & Consulting Services 1.9%
294,876	Franklin Covey Co.*	5,983,034

	Semiconductor Equipment 1.8%
340,785	PDF Solutions, Inc.*	5,452,560

	Semiconductors 3.6%
196,091	Diodes, Inc.*	4,727,754
540,727	Sigma Designs, Inc.*	6,450,873

		11,178,627

	Systems Software 4.3%
492,286	AVG Technologies N.V.*	13,395,102

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Technology Distributors 1.2%
327,892	Electro Rent Corp.	$3,560,907

	Trading Companies & Distributors 1.0%
42,732	MSC Industrial Direct Co., Inc., Class A	2,981,412

	Trucking 3.8%
133,864	Knight Transportation, Inc.	3,579,523
34,971	Old Dominion Freight Line, Inc.*	2,399,185
81,510	Saia, Inc.*	3,202,528
112,080	Universal Truckload Services, Inc.	2,461,277

		11,642,513

	Total Common Stocks (cost $232,490,658)	304,542,903

	LIMITED PARTNERSHIP INTEREST 1.1%

	Oil & Gas Storage & Transportation 1.1%
72,444	Delek Logistics Partners L.P.	3,336,046

	Total Limited Partnership Interest (cost $3,252,517)	3,336,046

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
$4,678,419	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $4,780,000 of United States Treasury Notes 1.625% due 6/30/20; value: $4,775,108; repurchase proceeds: $4,678,419 (cost $4,678,419)	$4,678,419

	Total Short-Term Investments (cost $4,678,419)	4,678,419

	Total Investments (cost $240,421,594) 101.0%	312,557,368
	Liabilities less Other Assets (1.0%)	(2,996,652)

	NET ASSETS 100.0%	$309,560,716

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2015, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	6.2
Ireland	0.8
Luxembourg	1.1
United States	91.9

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 82.1%

	Asset Management & Custody Banks 11.7%
158,592	American Capital Senior Floating Ltd.	$2,006,189
20,000	Ameriprise Financial, Inc.	2,498,600
240,000	FS Investment Corp.	2,361,600
535,450	Medallion Financial Corp.	4,471,007
111,100	NorthStar Asset Management Group, Inc.	2,054,239

		13,391,635

	Broadcasting 3.9%
80,000	CBS Corp., Class B	4,440,000

	Cable & Satellite 2.3%
43,500	Comcast Corp., Class A	2,616,090

	Consumer Finance 6.3%
41,530	Capital One Financial Corp.	3,653,394
62,500	Discover Financial Services	3,601,250

		7,254,644

	Data Processing & Outsourced Services 5.9%
37,000	MasterCard, Inc., Class A	3,458,760
49,740	Visa, Inc., Class A	3,340,041

		6,798,801

	Diversified REITs 4.4%
285,100	NorthStar Realty Finance Corp.	4,533,090
355,714	Star Asia Financial Ltd.* *** †	498,000

		5,031,090

	Drug Retail 1.0%
11,400	CVS Health Corp.	1,195,632

	Fertilizers & Agricultural Chemicals 2.3%
25,000	Monsanto Co.	2,664,750

	Integrated Oil & Gas 3.5%
146,668	Suncor Energy, Inc. (Canada)	4,041,476

	Integrated Telecommunication Services 2.1%
52,000	Verizon Communications, Inc.	2,423,720

	Mortgage REITs 24.1%
190,000	American Capital Mortgage Investment Corp.	3,038,100
274,000	Capstead Mortgage Corp.	3,041,400
144,491	Colony Capital, Inc., Class A	3,272,721
197,200	Great Ajax Corp.	2,796,296
600,000	MFA Financial, Inc.	4,434,000
150,000	New Residential Investment Corp.	2,286,000
187,200	Starwood Property Trust, Inc.	4,037,904
229,000	Two Harbors Investment Corp.	2,230,460
160,568	ZAIS Financial Corp.	2,596,385

		27,733,266

	Oil & Gas Exploration & Production 1.3%
234,492	Evolution Petroleum Corp.	1,545,302

	Personal Products 4.7%
56,374	Herbalife Ltd.*	3,105,644
48,000	Nu Skin Enterprises, Inc., Class A	2,262,240

		5,367,884

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Railroads 2.0%
40,100	Canadian National Railway Co. (Canada)	$2,314,648

	Semiconductors 1.0%
25,000	Microchip Technology, Inc.	1,185,625

	Technology Hardware, Storage & Peripherals 2.8%
15,600	Apple, Inc.	1,956,630
47,000	EMC Corp.	1,240,330

		3,196,960

	Trading Companies & Distributors 2.8%
32,500	TAL International Group, Inc.*	1,027,000
9,430	W.W. Grainger, Inc.	2,231,609

		3,258,609

	Total Common Stocks (cost $88,839,391)	94,460,132

	EXCHANGE-TRADED FUNDS 2.1%

	Asset Management & Custody Banks 2.1%
30,600	PowerShares Dynamic Pharmaceuticals Portfolio	2,397,204

	Total Exchange-Traded Funds (cost $886,703)	2,397,204

	LIMITED PARTNERSHIP INTEREST 11.8%

	Asset Management & Custody Banks 8.0%
	Blackstone Group L.P.	4,573,353
	KKR & Co. L.P.	4,558,575

		9,131,928

	Oil & Gas Storage & Transportation 3.8%
	Magellan Midstream Partners L.P.	4,401,479

	Total Limited Partnership Interest (cost $12,615,056)	13,533,407

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$ 206,604	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D* *** † §§ (Canada)	$860

	Total Corporate Bonds (cost $152,583)	860

	SHORT-TERM INVESTMENTS 3.3%

	Repurchase Agreement 3.3%
3,763,665	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $3,845,000 of United States Treasury Notes 1.625% due 6/30/20; value: $3,841,065; repurchase proceeds: $3,763,665 (cost $3,763,665)	3,763,665

	Total Short-Term Investments (cost $3,763,665)	3,763,665

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Value
Total Investments (cost $106,257,398) 99.3%	$114,155,268
Other Assets less Liabilities 0.7%	852,507

NET ASSETS 100.0%	$115,007,775

*Non-income producing.
***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).
†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).
§§In default.
REIT Real Estate Investment Trust.
See Notes to Schedules of Investments.

At June 30, 2015, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	5.8
United States	94.2

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 93.9%

	Air Freight & Logistics 1.6%
56,079	Echo Global Logistics, Inc.*	$1,831,540

	Apparel, Accessories & Luxury Goods 0.5%
2,317	Page Industries Ltd. (India)	547,613

	Application Software 7.7%
94,652	Exa Corp.*	1,055,370
37,296	Globant S.A.* (Luxembourg)	1,134,917
24,367	Interactive Intelligence Group, Inc.*	1,083,601
44,694	Paylocity Holding Corp.*	1,602,280
24,323	QLIK Technologies, Inc.*	850,332
14,001	Ultimate Software Group, Inc.*	2,300,924
29,459	Zendesk, Inc.*	654,284

		8,681,708

	Biotechnology 8.9%
83,574	Argos Therapeutics, Inc.*	572,482
19,052	Bellicum Pharmaceuticals, Inc.*	405,236
84,974	ChemoCentryx, Inc.*	699,336
226,041	Cytokinetics, Inc.*	1,518,996
13,512	Esperion Therapeutics, Inc.*	1,104,741
16,638	Exact Sciences Corp.*	494,814
95,791	Inovio Pharmaceuticals, Inc.*	781,655
144,066	Sangamo BioSciences, Inc.*	1,597,692
59,376	Seattle Genetics, Inc.*	2,873,798

		10,048,750

	Building Products 0.9%
20,140	Trex Co., Inc.*	995,520

	Consumer Finance 0.6%
166,076	Mahindra & Mahindra Financial Services Ltd. (India)	727,626

	Diversified Banks 3.5%
1,048,081	City Union Bank Ltd. (India)	1,662,314
169,251	Yes Bank Ltd. (India)	2,245,340

		3,907,654

	Electronic Manufacturing Services 1.8%
23,441	IPG Photonics Corp.*	1,996,587

	Environmental & Facilities Services 1.1%
25,556	Waste Connections, Inc.	1,204,199

	Food Distributors 0.8%
43,002	Chefs’ Warehouse, Inc. (The)*	913,362

	Footwear 1.3%
13,890	Skechers U.S.A., Inc., Class A*	1,524,983

	Health Care Equipment 5.8%
108,570	AtriCure, Inc.*	2,675,165
1,099,734	Cardica, Inc.*	548,767
36,287	Entellus Medical, Inc.*	938,745
88,590	Novadaq Technologies, Inc.* (Canada)	1,072,825
40,204	Oxford Immunotec Global plc*	556,825
71,967	Tandem Diabetes Care, Inc.*	780,122

		6,572,449

	Health Care Services 1.0%
20,203	IPC Healthcare, Inc.*	1,119,044

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Homebuilding 2.5%
40,534	Installed Building Products, Inc.*	$992,273
92,322	LGI Homes, Inc.*	1,826,129

		2,818,402

	Industrial Machinery 2.7%
63,000	Arcam AB* (Sweden)	1,081,358
29,136	Proto Labs, Inc.*	1,966,097

		3,047,455

	Internet Retail 1.6%
91,178	MakeMyTrip Ltd.* (India)	1,794,383

	Internet Software & Services 11.5%
73,776	Amber Road, Inc.*	517,907
21,769	Cimpress N.V.*	1,832,079
78,686	Cornerstone OnDemand, Inc.*	2,738,273
37,418	Cvent, Inc.*	964,636
21,890	Demandware, Inc.*	1,555,941
39,576	Reis, Inc.	877,796
53,495	SciQuest, Inc.*	792,261
15,086	Shutterstock, Inc.*	884,643
28,084	SPS Commerce, Inc.*	1,847,927
45,380	Xoom Corp.*	955,476
91,388	Xtera Communications, Inc.*** †	914

		12,967,853

	IT Consulting & Other Services 1.8%
33,213	Cognizant Technology Solutions Corp., Class A*	2,028,982

	Life Sciences Tools & Services 2.2%
46,713	Fluidigm Corp.*	1,130,455
20,702	ICON plc* (Ireland)	1,393,244

		2,523,699

	Managed Health Care 1.3%
26,757	HealthEquity, Inc.*	857,562
71,667	Trupanion, Inc.*	590,536

		1,448,098

	Oil & Gas Exploration & Production 1.5%
18,589	EP Energy Corp., Class A*	236,638
112,722	Northern Oil and Gas, Inc.*	763,128
40,207	Ultra Petroleum Corp.*	503,392
20,479	WPX Energy, Inc.*	251,482

		1,754,640

	Oil & Gas Refining & Marketing 0.2%
144,050	Amyris, Inc.*	280,898

	Packaged Foods & Meats 1.4%
15,963	GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,557,947

	Pharmaceuticals 6.1%
20,530	Aerie Pharmaceuticals, Inc.*	362,354
112,091	Auris Medical Holding AG* (Switzerland)	553,730
71,810	Cardiovascular Systems, Inc.*	1,899,374
37,005	Cempra, Inc.*	1,271,492
79,506	Egalet Corp.*	1,147,272
53,802	Intra-Cellular Therapies, Inc.*	1,718,974

		6,953,196

	Regional Banks 1.1%
45,797	Customers Bancorp, Inc.*	1,231,481

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Restaurants 2.8%
85,378	Jubilant Foodworks Ltd.* (India)	$2,485,186
16,943	Zoe’s Kitchen, Inc.*	693,647

		3,178,833

	Semiconductor Equipment 2.5%
174,405	PDF Solutions, Inc.*	2,790,480

	Semiconductors 5.5%
19,385	Cavium, Inc.*	1,333,882
16,563	Monolithic Power Systems, Inc.	839,909
25,527	NVE Corp.	2,001,317
44,400	Power Integrations, Inc.	2,005,992

		6,181,100

	Specialized Consumer Services 0.8%
52,963	LifeLock, Inc.*	868,593

	Specialized Finance 0.6%
22,618	CRISIL Ltd. (India)	689,941

	Specialty Chemicals 2.3%
39,512	Balchem Corp.	2,201,609
468,099	EcoSynthetix, Inc.* (Canada)	446,201

		2,647,810

	Systems Software 8.4%
64,038	FleetMatics Group plc*	2,998,900
85,126	Infoblox, Inc.*	2,231,152
5,798	NetSuite, Inc.*	531,966
34,648	Qualys, Inc.*	1,398,047
126,699	TubeMogul, Inc.*	1,810,529
19,162	VASCO Data Security International, Inc.*	578,501

		9,549,095

	Technology Hardware, Storage & Peripherals 0.7%
128,690	Intevac, Inc.*	752,837

	Trucking 0.9%
38,441	Knight Transportation, Inc.	1,027,912

	Total Common Stocks (cost $77,264,247)	106,164,670

	PREFERRED STOCKS 1.6%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	37,915
40,380	Nanosys, Inc., Series E Pfd.* *** †	39,387

		77,302

	Health Care Technology 0.7%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	762,735
243,902	TherOx, Inc., Series I Pfd.* *** †	2,439

		765,174

	Oil & Gas Equipment & Services 0.8%
435,920	Drilling Info Holdings, Inc., Series B Pfd.* *** †	936,095

	Total Preferred Stocks (cost $3,171,238)	1,778,571

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 3.6%

	Asset Management & Custody Banks 3.6%
	Greenspring Global Partners II-B, L.P.*** †	$2,671,194
	Greenspring Global Partners III-B, L.P.*** †	1,461,613

		4,132,807

	Total Limited Partnership Interest (cost $4,319,609)	4,132,807

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$1,214,255	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $1,255,000 of United States Treasury Notes 1.375% due 4/30/20; value: $1,242,450; repurchase proceeds: $1,214,255†† (cost $1,214,255)	$1,214,255

	Total Short-Term Investments (cost $1,214,255)	1,214,255
	Total Investments (cost $85,969,349) 100.2%	113,290,303
	Liabilities less Other Assets (0.2%)	(244,956)

	NET ASSETS 100.0%	$113,045,347

	*Non-income producing.
	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).
	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).
	††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).
	See Notes to Schedules of Investments.

At June 30, 2015, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.4
India	10.4
Ireland	1.2
Luxembourg	1.0
Sweden	1.0
Switzerland	0.5
United States	84.5

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 93.4%

	Aerospace & Defense 1.0%
160,976	Avon Rubber plc (United Kingdom)	$2,044,421

	Alternative Carriers 1.1%
529,670	Gamma Communications plc (United Kingdom)	2,296,480

	Asset Management & Custody Banks 2.6%
34,290	Ameriprise Financial, Inc.	4,283,850
57,375	NorthStar Asset Management Group, Inc.	1,060,864

		5,344,714

	Automotive Retail 5.6%
303,000	Mekonomen AB (Sweden)	7,403,620
40,000	Penske Automotive Group, Inc.	2,084,400
95,876	Yellow Hat Ltd. (Japan)	1,867,119

		11,355,139

	Biotechnology 5.4%
1,037,515	Abcam plc (United Kingdom)	8,457,847
180,800	Bioventix plc (United Kingdom)	2,496,786

		10,954,633

	Broadcasting 2.5%
70,800	CBS Corp., Class B	3,929,400
36,000	Discovery Communications, Inc.*	1,197,360

		5,126,760

	Cable & Satellite 1.6%
54,182	Comcast Corp., Class A	3,258,506

	Communications Equipment 1.0%
68,542	EVS Broadcast Equipment S.A. (Belgium)	1,987,121

	Computer & Electronics Retail 1.7%
57,990	Groupe Fnac* (France)	3,477,508

	Consumer Electronics 1.3%
593,519	Sprue Aegis plc (United Kingdom)	2,685,395

	Consumer Finance 8.7%
74,500	Capital One Financial Corp.	6,553,765
111,000	Discover Financial Services	6,395,820
28,000	Encore Capital Group, Inc.*	1,196,720
20,000	PRA Group, Inc.*	1,246,200
226,000	SLM Corp.*	2,230,620

		17,623,125

	Data Processing & Outsourced Services 4.2%
46,750	MasterCard, Inc., Class A	4,370,190
60,780	Visa, Inc., Class A	4,081,377

		8,451,567

	Education Services 3.8%
1,086,000	Kroton Educacional S.A. (Brazil)	4,164,664
98,915	TAL Education Group ADR* (China)	3,491,699

		7,656,363

	Fertilizers & Agricultural Chemicals 1.5%
28,200	Monsanto Co.	3,005,838

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	Food Retail 2.5%
90,088	Arcs Co. Ltd. (Japan)	$1,965,047
39,790	Axial Retailing, Inc. (Japan)	1,120,685
332,285	Majestic Wine plc (United Kingdom)	2,031,597

		5,117,329

	Health Care Equipment 3.8%
39,009	Carl Zeiss Meditec AG (Germany)	994,776
45,021	DiaSorin S.p.A. (Italy)	2,055,717
215,000	Nikkiso Co. Ltd. (Japan)	2,256,959
651,859	Sorin S.p.A.* (Italy)	1,824,406
20,002	Techno Medica Co. Ltd. (Japan)	470,799

		7,602,657

	Health Care Services 2.6%
48,511	Bio-Reference Laboratories, Inc.*	2,001,079
34,286	BML, Inc. (Japan)	1,073,583
24,000	Express Scripts Holding Co.*	2,134,560

		5,209,222

	Health Care Supplies 2.5%
2,273,388	Advanced Medical Solutions Group plc (United Kingdom)	5,116,174

	Health Care Technology 3.9%
95,771	Computer Programs and Systems, Inc.	5,116,087
63,119	Software Service, Inc. (Japan)	2,765,955

		7,882,042

	Home Entertainment Software 4.0%
125,228	Activision Blizzard, Inc.††	3,031,770
183,127	Take-Two Interactive Software, Inc.*	5,048,811

		8,080,581

	Home Improvement Retail 0.5%
48,688	Arcland Sakamoto Co. Ltd. (Japan)	1,101,018

	Household Appliances 0.7%
66,434	SodaStream International Ltd.* (Israel)	1,403,750

	Human Resource & Employment Services 0.0%
15,900	Creek & River Co. Ltd. (Japan)	79,945

	Hypermarkets & Super Centers 1.7%
7,520	Costco Wholesale Corp.	1,015,651
27,677	PriceSmart, Inc. (Costa Rica)	2,525,250

		3,540,901

	Industrial Machinery 2.4%
137,966	Arcam AB* (Sweden)	2,368,104
23,338	Fukushima Industries Corp. (Japan)	427,588
500	Nakano Refrigerators Co. Ltd. (Japan)	14,921
88,915	SLM Solutions Group AG* (Germany)	1,969,508

		4,780,121

	Internet Retail 3.6%
4,748	Amazon.com, Inc.*	2,061,059
3,600	Priceline Group, Inc. (The)*	4,144,932
38,484	Start Today Co. Ltd. (Japan)	1,077,609

		7,283,600

	Internet Software & Services 5.9%
26,000	Alibaba Group Holding Ltd. ADR* (China)	2,139,020
4,800	Baidu, Inc., ADR* (China)	955,584
36,159	eBay, Inc.*	2,178,218
6,365	Google, Inc., Class A*	3,437,355
287,920	NetGem S.A. (France)	654,932
6,528	Xtera Communications, Inc.* *** †	65
30,962	Zillow Group, Inc., Class A*	2,685,644

		12,050,818

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	IT Consulting & Other Services 2.8%
91,564	Cognizant Technology Solutions Corp., Class A*	$5,593,645

	Leisure Products 1.5%
1,383,283	Photo-Me International plc (United Kingdom)	3,074,930

	Life Sciences Tools & Services 1.0%
17,490	Tecan Group AG (Switzerland)	2,096,516

	Oil & Gas Equipment & Services 0.5%
8,000	Core Laboratories N.V.	912,320

	Oil & Gas Refining & Marketing 1.4%
59,900	World Fuel Services Corp.	2,872,205

	Personal Products 2.4%
53,701	Herbalife Ltd.*	2,958,388
41,500	Nu Skin Enterprises, Inc., Class A	1,955,895

		4,914,283

	Pharmaceuticals 2.2%
20,263	Valeant Pharmaceuticals International, Inc.* (Canada)	4,501,426

	Publishing 2.0%
303,235	New York Times Co. (The)	4,139,158

	Real Estate Services 0.0%
1,908	Century 21 Real Estate of Japan Ltd. (Japan)	18,313

	Semiconductors 1.0%
41,600	Microchip Technology, Inc.	1,972,880

	Specialty Stores 0.6%
26,706	Fenix Outdoor International AG (Sweden)	1,137,523

	Technology Hardware, Storage & Peripherals 0.7%
3,000	Apple, Inc.	376,275
40,000	EMC Corp.	1,055,600

		1,431,875

	Wireless Telecommunication Services 1.2%
124,600	MTN Group Ltd. (South Africa)	2,343,116

	Total Common Stocks (cost $159,977,727)	189,523,918

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
	Greenspring Global Partners II-B, L.P.*** †	296,799

	Total Limited Partnership Interest (cost $313,051)	296,799

	RIGHTS 0.0%

	Health Care Equipment 0.0%
651,859	Sorin S.p.A., Expiring 7/15/22* *** (Italy)	25

	Total Rights (cost $—)	25

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.4%

	Repurchase Agreement 6.4%
$13,008,880	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $13,285,000 of United States Treasury Notes 1.625% due 6/30/20; value: $13,271,405; repurchase proceeds: $13,008,880†† (cost $13,008,880)	$13,008,880

	Total Short-Term Investments (cost $13,008,880)	13,008,880

	Total Investments (cost $173,299,658) 99.9%	202,829,622
	Other Assets less Liabilities 0.1%	185,839

	NET ASSETS 100.0%	$203,015,461

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2015, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.0
Brazil	2.2
Canada	2.4
China	3.5
Costa Rica	1.3
France	2.2
Germany	1.6
Israel	0.7
Italy	2.0
Japan	7.5
South Africa	1.2
Sweden	5.8
Switzerland	1.1
United Kingdom	14.9
United States	52.6

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES 8.4%
$1,000,000	Avis Budget Rental Car Funding AESOP, LLC, 2.50%, 7/20/21, Series 2015-1A, Class A	$993,906
1,000,000	Cabela’s Master Credit Card Trust, 2.29%, 9/17/18, Series 2010-2A, Class A1	1,003,627
1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	1,641,366
1,250,000	GE Capital Credit Card Master Note Trust, 2.22%, 1/15/22, Series 2012-2, Class A	1,265,603
1,000,000	Hertz Vehicle Financing, LLC, 1.83%, 8/25/19, Series 2013-1A, Class A2	994,823
1,000,000	PFS Financing Corp., 0.786%, 2/15/19, Series 2014-AA, Class A†††	997,938
585,000	World Financial Network Credit Card Master Trust, 1.76%, 5/17/21, Series 2012-B, Class A	590,381
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,455,091

	Total Asset-Backed Securities (cost $9,018,056)	8,942,735

	COLLATERALIZED MORTGAGE OBLIGATIONS 13.0%
354,494	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	354,579
702,949	Federal Home Loan Mortgage Corp., 1.50%, 7/15/23, Series 4221, Class HJ	707,049
46,064	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	46,437
13,987	Federal Home Loan Mortgage Corp., 2.353%, 8/1/33, Series 847281†††	14,585
61,529	Federal Home Loan Mortgage Corp., 2.431%, 12/1/32, Series 847527†††	65,785
61,781	Federal Home Loan Mortgage Corp., 2.464%, 5/1/31, Series 847292†††	65,286
202,586	Federal Home Loan Mortgage Corp., 2.955%, 1/1/25, Series 775629†††	211,829
123,886	Federal Home Loan Mortgage Corp., 3.086%, 5/1/25, Series 775617†††	131,693
371,538	Federal Home Loan Mortgage Corp., 3.50%, 6/15/25, Series 4057, Class VB	394,752
41,538	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	46,506
165,353	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	186,148
256,648	Federal National Mortgage Assoc., 1.978%, 12/1/35, Series 848390†††	269,508
371,350	Federal National Mortgage Assoc., 2.055%, 1/1/35, Series 825245†††	391,921
92,858	Federal National Mortgage Assoc., 2.16%, 11/1/34, Series 782320†††	98,391
82,271	Federal National Mortgage Assoc., 2.412%, 2/1/21, Series 313380†††	84,231
750,000	Federal National Mortgage Assoc., 2.42%, 4/1/22	751,434
58,693	Federal National Mortgage Assoc., 2.758%, 1/1/18, Series 57735†††	58,788
1,069,807	Federal National Mortgage Assoc., 3.00%, 1/1/28, Series AB7546	1,110,932
121,085	Federal National Mortgage Assoc., 3.50%, 6/25/23, Series 2003-46, Class LD	126,183
1,542,077	Federal National Mortgage Assoc., 3.50%, 6/1/32, Series AL2525	1,620,083
1,024,653	Federal National Mortgage Assoc., 3.50%, 5/1/33, Series AB9412	1,072,578
111,296	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	117,330
18,752	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	18,902
62,039	Federal National Mortgage Assoc., 4.078%, 7/1/19, Series 070377†††	64,808
16,586	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	16,583
199,402	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	218,153
498,642	Government National Mortgage Assoc., 1.625%, 6/20/30, Series 80416†††	520,020
408,857	Government National Mortgage Assoc., 1.625%, 9/20/34, Series 81054†††	425,015
201,213	Government National Mortgage Assoc., 1.75%, 1/20/30, Series 80364†††	209,226
176,900	Government National Mortgage Assoc., 2.125%, 7/20/34, Series 80987†††	182,769
342,110	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	348,974
278,607	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	284,354
631,534	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	656,973
325,563	Government National Mortgage Assoc., 3.50%, 1/20/37, Series 2009-31, Class PD	328,008
80,312	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	81,600
457,222	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	477,526
372,638	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	391,053
387,058	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	415,078
334,409	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	359,058
15,577	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	15,577
199,333	Government National Mortgage Assoc., 4.50%, 2/20/38, Series 2009-55, Class NP	212,925
324,005	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	349,283
305,597	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	318,257
37,916	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	40,247

	Total Collateralized Mortgage Obligations (cost $13,649,010)	13,860,417

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 46.5%

	Aerospace & Defense 1.0%
$1,000,000	Lockheed Martin Corp., 3.35%, 9/15/21	$1,029,231

	Air Freight & Logistics 0.6%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	683,726

	Automotive Retail 0.7%
775,000	AutoZone, Inc., 5.50%, 11/15/15	788,354

	Beverages-Non-alcoholic 1.3%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	537,603
750,000	PepsiCo, Inc., 5.00%, 6/1/18	822,575

		1,360,178

	Brewers 0.5%
500,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	480,839

	Construction Machinery & Heavy Trucks 1.5%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	549,265
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	1,008,986

		1,558,251

	Consumer Finance 0.9%
1,000,000	American Express Credit Corp., 2.25%, 8/15/19 MTN	1,001,684

	Cosmetics & Toiletries 0.4%
360,625	Procter & Gamble – ESOP, 9.36%, 1/1/21, Series A	438,311

	Diversified Banks 6.6%
750,000	Bank of America Corp., 2.60%, 1/15/19	758,167
500,000	Bank of America Corp., 3.75%, 7/12/16, Series 1	512,570
500,000	Bank of America Corp., 5.875%, 1/5/21	572,066
1,000,000	Bank of Montreal, 1.30%, 7/14/17 MTN (Canada)	1,000,198
1,250,000	Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	1,271,810
1,000,000	US Bancorp, 2.20%, 11/15/16 MTN	1,017,240
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,134,361
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	773,097

		7,039,509

	Diversified Financial Services 3.4%
1,000,000	General Electric Capital Corp., 4.65%, 10/17/21 MTN	1,095,655
1,350,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	1,442,618
1,000,000	General Electric Capital Corp., 5.625%, 5/1/18 MTN	1,106,823

		3,645,096

	Diversified Financial Services 1.5%
750,000	Franklin Resources, Inc., 4.625%, 5/20/20	829,536
750,000	New York Life Global Funding, 2.15%, 6/18/19	751,930

		1,581,466

	Electric Utilities 1.0%
1,000,000	TECO Finance, Inc., 6.572%, 11/1/17	1,112,390

	Enterprise Software & Services 2.1%
900,000	CA, Inc., 5.375%, 12/1/19	1,001,848
1,250,000	Oracle Corp., 2.50%, 10/15/22	1,204,509

		2,206,357

	Finance-Credit Card 1.0%
975,000	American Express Co., 6.15%, 8/28/17	1,066,942

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Value
	Finance-Other Services 0.5%
$ 500,000	Sun Canada Financial Co., 7.25%, 12/15/15	$514,077

	Financial Services 0.5%
500,000	Northern Trust Corp., 3.95%, 10/30/25	516,630

	Instruments-Scientific 0.7%
700,000	Thermo Fisher Scientific, Inc., 4.70%, 5/1/20	767,218

	Integrated Telecommunication Services 1.0%
66,549	Ameritech Capital Funding, 9.10%, 6/1/16	70,240
870,000	AT&T, Inc., 5.50%, 2/1/18	950,784

		1,021,024

	Investment Banking & Brokerage 1.1%
1,000,000	Morgan Stanley, 5.50%, 7/24/20 MTN	1,121,474

	Medical Instruments 1.1%
1,100,000	Medtronic, Inc., 4.45%, 3/15/20	1,199,888

	Medical-Drugs 0.7%
575,000	Pharmacia Corp., 6.75%, 12/15/27	739,165

	Medical-Health Maintenance Organizations 2.0%
1,000,000	Anthem, Inc., 4.35%, 8/15/20	1,082,146
1,000,000	Coventry Health Care, Inc., 5.95%, 3/15/17	1,077,186

		2,159,332

	Movies & Entertainment 1.3%
1,000,000	Walt Disney Co. (The), 2.75%, 8/16/21	1,022,545
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	385,769

		1,408,314

	Multimedia 0.8%
800,000	NBCUniversal Media, LLC, 5.15%, 4/30/20	898,449

	Office Furnishings-Orig 0.5%
500,000	Steelcase, Inc., 6.375%, 2/15/21	560,593

	Oil Companies-Integrated 2.7%
750,000	ConocoPhillips, 5.75%, 2/1/19	847,822
1,000,000	Exxon Mobil Corp., 1.819%, 3/15/19	1,001,296
1,000,000	Phillips 66, 4.30%, 4/1/22	1,049,465

		2,898,583

	Other Diversified Financial Services 1.4%
1,350,000	JPMorgan Chase & Co., 4.35%, 8/15/21	1,445,028

	Pharmaceuticals 1.6%
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	818,374
725,000	Pharmacia Corp., 6.50%, 12/1/18	838,205

		1,656,579

	Railroads 1.1%
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,128,810

	Regional Banks 3.3%
1,500,000	BB&T Corp., 2.15%, 3/22/17 MTN	1,522,296
1,200,000	Fifth Third Bancorp, 5.45%, 1/15/17	1,272,078
750,000	SunTrust Banks, Inc., 3.50%, 1/20/17	772,346

		3,566,720

	Restaurants 0.5%
500,000	Yum! Brands, Inc., 5.30%, 9/15/19	549,400

	Semiconductor Equipment 0.9%
250,000	Applied Materials, Inc., 2.65%, 6/15/16	253,964
700,000	Applied Materials, Inc., 4.30%, 6/15/21	748,915

		1,002,879

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Principal Amount		Value
	Specialty Chemicals 1.3%
$1,150,000	Lubrizol Corp., 8.875%, 2/1/19	$1,413,110

	Steel 1.0%
1,000,000	Nucor Corp., 5.75%, 12/1/17	1,096,311

	Total Corporate Bonds (cost $49,411,876)	49,655,918

	MUNICIPAL BONDS 2.3%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	679,198
630,291	Minnesota Housing Finance Agency, 2.70%, 9/1/41	614,004
500,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19, Class B	557,070
500,000	State of Louisiana, 5.00%, 7/15/26, Series C	571,420

	Total Municipal Bonds (cost $2,327,795)	2,421,692

Shares		Value
	EXCHANGE-TRADED FUNDS 0.8%

	Asset Management & Custody Banks 0.8%
10,000	iShares S&P US Preferred Stock Index Fund ETF	$391,700
25,000	Market Vectors Preferred Securities ex Financials ETF	505,500

		897,200

	Total Exchange-Traded Funds (cost $922,393)	897,200

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 17.8%
$1,000,000	Federal Farm Credit Banks, 1.07%, 8/18/17	$1,001,168
1,500,000	Federal Farm Credit Banks, 1.97%, 4/21/21	1,486,335
2,000,000	Federal Farm Credit Banks, 2.29%, 4/14/22	1,982,642
1,000,000	Federal Farm Credit Banks, 2.35%, 4/14/22	992,180
1,050,000	Federal Farm Credit Banks, 2.60%, 10/6/22	1,056,861
1,000,000	Federal Home Loan Bank, 1.04%, 2/26/18	1,000,424
1,000,000	Federal Home Loan Bank, 1.04%, 5/29/18	993,939
1,000,000	Federal Home Loan Bank, 1.15%, 11/28/17	1,001,893
1,000,000	Federal Home Loan Bank, 1.50%, 12/30/22##	994,012
2,000,000	Federal Home Loan Bank, 1.75%, 11/8/22, Series 0000##	1,974,768
571,429	Federal Home Loan Bank, 1.80%, 12/19/19##	572,551
1,500,000	Federal Home Loan Mortgage Corp., 2.50%, 5/27/16	1,529,097
1,000,000	Federal National Mortgage Assoc., 1.00%, 12/28/18##	1,000,877
1,000,000	Federal National Mortgage Assoc., 1.625%, 8/8/19	999,038
420,143	New Valley Generation IV, 4.687%, 1/15/22	458,853
800,000	Tennessee Valley Authority, 3.875%, 2/15/21	880,493
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,127,268

	Total U.S. Government Agency Securities (cost $19,033,636)	19,052,399

	U.S. TREASURY NOTES 8.7%
1,500,000	U.S. Treasury Note, 3.625%, 2/15/20	1,638,164
3,125,000	U.S. Treasury Note, 3.25%, 12/31/16	3,254,150
4,100,000	U.S. Treasury Note, 3.625%, 8/15/19	4,463,235

	Total U.S. Treasury Notes (cost $9,264,801)	9,355,549

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.9%

	Consumer Finance 0.3%
12,000	Capital One Financial Corp., 6.70%, Series D Ptd.§§§	$312,000

	Diversified Banks 0.6%
12,000	Bank of America Corp., 6.625%, Series W Ptd.§§§	306,360
12,000	Citigroup, Inc., 6.875%, Series L Pfd.§§§	317,040

		623,400

	Total Preferred Stocks (cost $938,998)	935,400

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.9%

	Repurchase Agreement 1.9%
$2,025,715	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $2,070,000 of United States Treasury Notes 1.625% due 6/30/20; value: $2,067,882; repurchase proceeds: $2,025,715 (cost $2,025,715)	$2,025,715

	Total Short-Term Investments (cost $2,025,715)	2,025,715

	Total Investments (cost $106,592,280) 100.3%	107,147,025
	Liabilities less Other Assets (0.3%)	(275,411)

	NET ASSETS 100.0%	$106,871,614

††† Variable rate securities.

§§§ Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

##Step bond. The rate shown is as of June 30, 2015 and will reset at a future date.

ESOP Employee Stock Ownership Plan.

ETF Exchange-Traded Fund.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At June 30, 2015, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	0.9
United Kingdom	0.8
United States	98.3

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.6%
$42,750,000	U.S. Treasury Bond, 2.50%, 2/15/45	$37,623,420
7,000,000	U.S. Treasury Bond, 2.75%, 11/15/42	6,512,184
44,400,000	U.S. Treasury Bond, 2.875%, 5/15/43	42,311,824
75,900,000	U.S. Treasury Bond, 3.00%, 11/15/44	74,245,608
8,000,000	U.S. Treasury Bond, 3.125%, 2/15/42	8,042,496
39,000,000	U.S. Treasury Bond, 3.125%, 8/15/44	39,063,999
41,105,000	U.S. Treasury Bond, 3.375%, 5/15/44	43,176,322
18,100,000	U.S. Treasury Bond, 3.75%, 11/15/43	20,359,676
77,000,000	U.S. Treasury Strip, principal only, 5/15/44	30,141,342

	Total U.S. Government Obligations (cost $330,034,131)	301,476,871

	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
3,255,660	Repurchase Agreement dated 6/30/15, 0.00% due 7/1/15 with State Street Bank and Trust Co. collateralized by $3,355,000 of United States Treasury Bonds 1.375% due 4/30/20; value: $3,321,450; repurchase proceeds: $3,255,660. (cost $3,255,660)	3,255,660

	Total Short-Term Investments (cost $3,255,660)	3,255,660

	Total Investments (cost $333,289,791) 99.7%	304,732,531
	Other Assets less Liabilities 0.3%	914,686

	NET ASSETS 100.0%	$305,647,217

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 19 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. The Emerging Markets Select Fund is a non-diversified fund. Each Fund maintains its own investment objective. The Heritage Growth Fund was liquidated on April 30, 2015.

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently five funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, as well as the Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Heritage Growth, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2015. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 9.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 2:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions; such distributions are recorded as a reduction to cost of the related security or as realized gain/loss.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS – Notes to Schedule of Investments

SECURITIES AND OTHER INVESTMENTS (continued)

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries and the Global Opportunities Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets where direct investment is not allowed, such as Saudi Arabia. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

WASATCH FUNDS – Notes to Schedule of Investments

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

Options written activity during the period ended June 30, 2015 was as follows:

	Options Outstanding at 9/30/2014	Written	Closed	Exercised	Expired	Options Outstanding at 6/30/2015
Long/Short Fund
Premium amount	$2,054,471	$—	$(2,054,471)	$—	$—	$—
Number of contracts	5,066	—	(5,066)	—	—	—
Micro Cap Value Fund
Premium amount	$206,836	$125,104	$(36,230)	$(132,836)	$(162,874)	$—
Number of contracts	830	500	(150)	(650)	(530)	—

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2015 the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	International Growth Fund
Cost	$732,105,106	$51,870,572	$53,791,213	$1,093,653,383	$1,085,842,777	$135,343,273	$1,095,353,950

Gross appreciation	$445,881,138	$16,456,952	$7,327,404	$268,352,605	$177,620,133	$49,399,993	$376,512,045
Gross (depreciation)	(15,567,907)	(1,344,381)	(5,384,262)	(94,367,647)	(127,360,882)	(5,576,657)	(49,324,120)

Net appreciation (depreciation)	$430,313,231	$15,112,571	$1,943,142	$173,984,958	$50,259,251	$43,823,336	$327,187,925

	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$383,633,495	$251,949,819	$1,513,884,806	$196,996,230	$120,972,601	$1,571,403,547	$241,228,309

Gross appreciation	$93,931,720	$44,890,420	$210,998,626	$131,283,772	$45,117,695	$830,543,068	$82,663,836
Gross (depreciation)	(24,573,065)	(7,954,936)	(249,424,572)	(9,308,981)	(3,402,626)	(62,739,092)	(11,334,777)

Net appreciation (depreciation)	$69,358,655	$36,935,484	$(38,425,946)	$121,974,791	$41,715,069	$767,803,976	$71,329,059

	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$106,915,265	$86,152,714	$174,929,845	$106,592,280	$333,289,791

Gross appreciation	$12,174,449	$35,208,019	$30,726,080	$1,142,166	$1,608,361
Gross (depreciation)	(4,934,446)	(8,070,430)	(2,826,303)	(587,421)	(30,165,621)

Net appreciation (depreciation)	$7,240,003	$27,137,589	$27,899,777	$554,745	$(28,557,260)

The difference between book-basis and tax-basis unrealized gains is primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2015 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 6/30/2015	Gain (Loss) Realized on Sale of Shares for the period ended 6/30/2015
	Balance 9/30/2014	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2015
Frontier Emerging Small Countries Fund
Akzo Nobel Pakistan Ltd.	—	3,698,992	—	3,698,992	$153,471	$—
Chevron Lubricants Lanka plc	5,300,185	1,000,000	—	6,300,185	688,944	—

International Growth Fund
Diligent Corp.*	4,679,359	—	975,870	3,703,489	$—	$(2,352,767)

Long/Short Fund
Bill Barrett Corp.	3,843,259	1,533,279	673,700	4,702,838	$—	$(8,578,276)
Silicon Graphics International Corp.**	2,820,938	—	344,069	2,476,869	—	(718,623)

Micro Cap Fund
Goldwater Bank, N.A.*	154,000	—	154,000	—	$—	$(1,532,300)

Small Cap Growth Fund
Argos Therapeutics, Inc.	642,332	419,770	—	1,062,102	$—	$—
Blue Nile, Inc.	786,591	41,962	—	828,553	—	—
Cempra, Inc.*	1,752,428	—	680,503	1,071,925	—	17,285,368
Chefs’ Warehouse, Inc. (The)	1,423,495	424,530	—	1,848,025	—	—
Echo Global Logistics, Inc.	1,383,181	91,572	—	1,474,753	—	—
IPC Healthcare, Inc.*	1,030,019	—	324,717	705,302	—	(2,291,685)
Knight Transportation, Inc.*	4,784,182	—	2,131,689	2,652,493	545,451	24,811,133
SciQuest, Inc.*	1,615,954	—	865,748	750,206	—	(4,711,486)

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date.

**	On May 11, 2015, a Schedule 13D Amendment was filed for Silicon Graphics International Corp. (“the Company”) on behalf of the Advisor and the Wasatch Long/Short Fund, including the portfolio managers Michael L. Shinnick and Ralph C. Shive (“Reporting Persons”).

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of

WASATCH FUNDS – Notes to Schedule of Investments

RESTRICTED SECURITIES (continued)

Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2015 the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
DocuSign, Inc., Series F	Preferred Stock	4/30/15	$4,000,004	$4,000,004	0.34%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B	Preferred Stock	2/3/11 - 5/25/12	$499,999	$1,366,314	0.83%
Vertex Energy, Inc.	Warrants	6/22/15	95,000	72,450	0.04%
Vertex Energy, Inc.	Preferred Stock	6/22/15	1,455,000	1,185,000	0.72%
			$2,049,999	$2,623,764	1.59%

Small Cap Growth Fund
DataStax, Inc., Series E	Preferred Stock	8/12/14	$8,000,002	$8,000,002	0.34%
DocuSign, Inc., Series B	Preferred Stock	3/3/14	437,256	635,724	0.03%
DocuSign, Inc., Series B-1	Preferred Stock	3/3/14	130,983	190,435	0.01%
DocuSign, Inc., Series D	Preferred Stock	3/3/14	313,930	456,420	0.02%
DocuSign, Inc., Series E	Preferred Stock	3/3/14	8,117,819	11,802,438	0.50%
DocuSign, Inc., Series F	Preferred Stock	4/30/15	2,999,984	2,999,984	0.13%
Drilling Info Holdings, Inc., Series B.	Preferred Stock	9/5/13	15,350,001	12,494,823	0.53%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/21/14	3,130,524	2,968,009	0.12%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 2/23/15	1,502,148	1,461,613	0.06%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	151,661	0.01%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	157,546	0.01%
			$42,167,586	$41,318,655	1.76%

Strategic Income Fund
Redcorp Ventures Ltd.	Corporate Bonds	7/5/07	$152,583	$860	0.00%
Star Asia Financial Ltd.	Common Stock	2/22/07 - 5/11/15	572,597	498,000	0.43%
			$725,180	$498,860	0.43%

Ultra Growth Fund
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	$475,001	$762,735	0.68%
Drilling Info Holdings, Inc., Series B	Preferred Stock	9/5/13	1,150,001	936,095	0.83%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/21/14	2,817,461	2,671,194	2.36%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 2/23/15	1,502,148	1,461,613	1.29%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	37,915	0.03%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	39,387	0.04%
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	2,439	0.00%
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	914	0.00%
			$7,589,912	$5,912,292	5.23%

World Innovators Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/21/14	$313,050	$296,799	0.15%
Xtera Communications, Inc.	Common Stock	9/3/03	7,076	65	0.00%
			$320,126	$296,864	0.15%

WASATCH FUNDS – Notes to Schedule of Investments

8. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2015 were $150,000, $135,000 and $15,000, respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2015 were $60,000 per Fund.

Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

9. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”)(generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation system (“NASDAQ”), such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements

WASATCH FUNDS – Notes to Schedule of Investments

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

WASATCH FUNDS – Notes to Schedule of Investments

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/15
Core Growth Fund
Assets
Common Stocks		$1,058,746,103	$—	$—	$1,058,746,103
Preferred Stocks		—	—	4,000,004	4,000,004
Short-Term Investments		—	99,672,230	—	99,672,230

		$1,058,746,103	$99,672,230	$4,000,004	$1,162,418,337

Emerging India Fund
Assets
Common Stocks		$63,328,188	$—	$—	$63,328,188
Corporate Bonds		—	16,800	—	16,800
Short-Term Investments		—	3,638,155	—	3,638,155

		$63,328,188	$3,654,955	$—	$66,983,143

Emerging Markets Select Fund
Assets
Common Stocks
	Health Care Facilities	$987,672	$959,839	$—	$1,947,511
	Other	51,610,899	—	—	51,610,899
Short-Term Investments		—	2,175,945	—	2,175,945

		$52,598,571	$3,135,784	$—	$55,734,355

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Construction Materials	$6,726,420	$8,732,360	$—	$15,458,780
	Consumer Finance	43,122,875	17,348,651	—	60,471,526
	Electronic Manufacturing Services	—	9,425,556	—	9,425,556
	Home Improvement Retail	—	4,510,402	—	4,510,402
	Hotels, Resorts & Cruise Lines	7,927,291	17,397,351	—	25,324,642
	Pharmaceuticals	51,672,473	—	1,309,824	52,982,297
	Reinsurance	—	6,297,968	—	6,297,968
	Other	1,043,744,532	—	—	1,043,744,532
Warrants		340,035	—	—	340,035
Short-Term Investments		—	49,082,603	—	49,082,603

		$1,153,533,626	$112,794,891	$1,309,824	$1,267,638,341

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Construction Materials	$71,863,404	$13,886,623	$—	$85,750,027
	Diversified Banks	115,178,060	25,704,226	—	140,882,286
	Health Care Facilities	12,235,292	—	—	12,235,292
	Hotels, Resorts & Cruise Lines	—	5,959,764	—	5,959,764
	Other	850,691,023	—	—	850,691,023
Participation Notes		—	27,479,026	—	27,479,026
Short-Term Investments		—	13,104,610	—	13,104,610

		$1,049,967,779	$86,134,249	$—	$1,136,102,028

WASATCH FUNDS – Notes to Schedule of Investments

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/15
Global Opportunities Fund
Assets
Common Stocks
	Consumer Finance	$8,913,675	$3,324,955	$—	$12,238,630
	Other	165,857,766	—	—	165,857,766
Warrants		42,051	—	—	42,051
Short-Term Investments		—	1,028,162	—	1,028,162

		$174,813,492	$4,353,117	$—	$179,166,609

International Growth Fund
Assets
Common Stocks		$1,406,404,639	$—	$—	$1,406,404,639
Short-Term Investments		—	16,137,236	—	16,137,236

		$1,406,404,639	$16,137,236	$—	$1,422,541,875

International Opportunities Fund
Assets
Common Stocks
	Building Products	$319,780	$1,248,623	$—	$1,568,403
	Food Distributors	—	2,624,502	—	2,624,502
	Household Products	7,807,538	2,115,504	—	9,923,042
	Personal Products	4,740,925	580,295	—	5,321,220
	Tobacco	—	1,286,715	—	1,286,715
	Other	429,661,179	—	—	429,661,179
Rights		834	25,985	—	26,819
Short-Term Investments		—	2,580,270	—	2,580,270

		$442,530,256	$10,461,894	$—	$452,992,150

Large Cap Value Fund
Assets
Common Stocks		$286,899,256	$—	$—	$286,899,256
Short-Term Investments		—	1,986,047	—	1,986,047

		$286,899,256	$1,986,047	$—	$288,885,303

Long/Short Fund
Assets
Common Stocks		$1,650,634,833	$—	$—	$1,650,634,833
Short-Term Investments		—	186,508,722	—	186,508,722

		$1,650,634,833	$186,508,722	$—	$1,837,143,555

Liabilities
Securities Sold Short		$(361,684,695)	$—	$—	$(361,684,695)

		$(361,684,695)	$—	$—	$(361,684,695)

Micro Cap Fund
Assets
Common Stocks		$306,962,687	$—	$—	$306,962,687
Short-Term Investments		—	12,008,334	—	12,008,334

		$306,962,687	$12,008,334	$—	$318,971,021

WASATCH FUNDS – Notes to Schedule of Investments

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/15
Micro Cap Value Fund
Assets
Common Stocks
	Health Care Services	$4,861,629	$2,380,246	$—	$7,241,875
	Other	140,655,495	—	—	140,655,495
Preferred Stocks		—	—	2,551,314	2,551,314
Limited Partnership Interest		1,043,460	—	—	1,043,460
Warrants		—	—	72,450	72,450
Short-Term Investments		—	11,123,076	—	11,123,076

		$146,560,584	$13,503,322	$2,623,764	$162,687,670

Liabilities
Foreign Currency Exchange Contracts		$—	$(147,285)	$—	$(147,285)

		$—	$(147,285)	$—	$(147,285)

Small Cap Growth Fund
Assets
Common Stocks		$2,158,013,049	$—	$—	$2,158,013,049
Preferred Stocks		—	—	36,889,033	36,889,033
Limited Partnership Interest		—	—	4,429,622	4,429,622
Short-Term Investments		—	139,875,819	—	139,875,819

		$2,158,013,049	$139,875,819	$41,318,655	$2,339,207,523

Small Cap Value Fund
Assets
Common Stocks		$304,542,903	$—	$—	$304,542,903
Limited Partnership Interest		3,336,046	—	—	3,336,046
Short-Term Investments		—	4,678,419	—	4,678,419

		$307,878,949	$4,678,419	$—	$312,557,368

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$4,533,090	$498,000	$—	$5,031,090
	Other	89,429,042	—	—	89,429,042
Exchange-Traded Funds		2,397,204	—	—	2,397,204
Limited Partnership Interest		13,533,407	—	—	13,533,407
Corporate Bonds		—	—	860	860
Short-Term Investments		—	3,763,665	—	3,763,665

		$109,892,743	$4,261,665	$860	$114,155,268

Ultra Growth Fund
Assets
Common Stocks
	Internet Software & Services	$12,966,939	$—	$914	$12,967,853
	Other	93,196,817	—	—	93,196,817
Preferred Stocks		—	—	1,778,571	1,778,571
Limited Partnership Interest		—	—	4,132,807	4,132,807
Short-Term Investments		—	1,214,255	—	1,214,255

		$106,163,756	$1,214,255	$5,912,292	$113,290,303

World Innovators Fund
Assets
Common Stocks
	Internet Software & Services	$12,050,753	$—	$65	$12,050,818
	Other	177,473,100	—	—	177,473,100

WASATCH FUNDS – Notes to Schedule of Investments

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/15
Limited Partnership Interest		$—	$—	$296,799	$296,799
Rights		—	25	—	25
Short-Term Investments		—	13,008,880	—	13,008,880

		$189,523,853	$13,008,905	$296,864	$202,829,622

Income Fund
Assets
Asset Backed Securities		$—	$8,942,735	$—	$8,942,735
Collateralized Mortgage Obligations		—	13,860,417	—	13,860,417
Corporate Bonds		—	49,655,918	—	49,655,918
Municipal Bonds		—	2,421,692	—	2,421,692
Exchange-Traded Funds		897,200	—	—	897,200
U.S. Government Agency Securities		—	19,052,399	—	19,052,399
U.S. Treasury Notes		—	9,355,549	—	9,355,549
Preferred Stocks		935,400	—	—	935,400
Short-Term Investments		—	2,025,715	—	2,025,715

		$1,832,600	$105,314,425	$—	$107,147,025

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$301,476,871	$—	$301,476,871
Short-Term Investments		—	3,255,660	—	3,255,660

		$—	$304,732,531	$—	$304,732,531

WASATCH FUNDS – Notes to Schedule of Investments

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers from Level 1 to 2 due to fair valuation in certain foreign markets.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Frontier Emerging Small Countries Fund	$25,704,226	$25,704,226
International Opportunities Fund	1,286,715	1,286,715

There was a transfer of $1,309,824 from Level 1 to Level 3 in Emerging Markets Small Cap Fund due to a security halted from trading as of June 30,2015, a transfer of $31,448,232 from Level 2 to Level 1 in the Frontier Emerging Small Countries Fund due to a security having a stale price as of September 30, 2014 and an active price on June 30, 2015 and a transfer of $971,041 from Level 3 to Level 2 in the Micro Cap Value Fund due to a change in pricing strategy on a PIPE. This transfer amount represents the beginning of the period value for Nobilis Health Corp. PIPE, which transferred to Level 2 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2015.

Fund	Market Value Beginning Balance 9/30/2014	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2015	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2015
Core Growth Fund
Preferred Stocks	$—	$4,000,004	$—	$—	$—	$—	$—	$—	$4,000,004	—

Emerging Markets Small Cap Fund
Common Stocks	$—	—	—	—	—	—	1,309,824		1,309,824	—

Micro Cap Fund
Common Stocks	$32,340	—	(7,700)	—	(1,532,300)	1,507,660	—	—	—	—

Micro Cap Value Fund
Common Stocks	$1,186,508	—	(139,318)	—	(779,686)	703,537	—	(971,041)	—	—
Preferred Stocks	1,366,314	1,455,000	—	—	—	(270,000)	—	—	2,551,314	(270,000)
Warrants	4,150	95,000	—	—	—	(26,700)	—	—	72,450	(27,600)

	2,556,972	1,550,000	(139,318)	—	(779,686)	406,837	—	(971,041)	2,623,764	(297,600)

Small Cap Growth Fund
Preferred Stocks	$32,900,050	2,999,984	—	—	—	988,999	—	—	36,889,033	989,000
Limited Partnership Interest	4,515,675	15,000	(669,796)	—	652,774	(84,031)	—	—	4,429,622	(84,031)

	$37,415,725	3,014,984	(669,796)	—	652,774	904,968	—	—	41,318,655	904,969

Strategic Income Fund
Corporate Bonds	$1,125	—	—	—	—	(265)	—	—	860	(265)

Ultra Growth Fund
Common Stocks	$914	—	—	—	—	—	—	—	914	—
Preferred Stocks	2,018,982	—	—	—	—	(240,411)	—	—	1,778,571	(240,411)
Limited Partnership Interest	4,198,989	15,000	(627,400)	—	627,026	(80,808)	—	—	4,132,807	(80,808)

	$6,218,885	15,000	(627,400)	—	627,026	(321,219)	—	—	5,912,292	(321,219)

World Innovators Fund
Common Stocks	$65	—	—	—	—	—	—	—	65	—
Limited Partnership Interest	316,673	—	(42,396)	—	25,740	(3,218)	—	—	296,799	(3,218)

	$316,738	$—	(42,396)	$—	$25,740	(3,218)	$—	$—	$296,864	$(3,218)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/15	Valuation Technique	Unobservable Input	Range (Average)
Emerging Markets Small Cap	Common Stock: Pharmaceuticals	$1,309,689	Discount on last trade	Discount for lack of marketability	85%
Micro Cap Value Fund	Direct Venture Capital Investments: Pharmaceuticals	$1,366,314	Probability of warrant exercise	Exercise price	*
			Probability of no warrant exercise	Remaining value	*
Micro Cap Value Fund	Private Investment in Public Equity: Oil & Gas Refining & Marketing	$1,185,000	Discount on common shares	Discount for lack of marketability	**
			Premium on common shares	Premium for dividend and senior liquidation preference	**
Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$309,207	Market comparable companies	EV/R† multiple	0.9 - 1.9(1.5)
				Discount for lack of marketability	20%
Small Cap Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$12,494,823	Market comparable companies	EV/R† multiple	3.4 - 12.6(5.9)
				Discount for lack of marketability	20%
Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$77,302	Market comparable companies	EV/R† multiple	0.9 - 1.9(1.5)
				Discount for lack of marketability	20%
Ultra Growth Fund	Direct Venture Capital Investments: Health Care Technology	$762,735	Market comparable companies	EBITDA†† multiple	7.3 - 19.3(12.9)
				EV/R† multiple	0.4 - 4.9(2.5)
				Discount for lack of marketability	20%
Ultra Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$936,095	Market comparable companies	EV/R† multiple	3.4 - 12.6(5.9)
				Discount for lack of marketability	20%

*	The exercise price of the warrant will be within a range; the actual price is not set at this time. As such, this valuation is directionally sensitive to the determination of the exercise price within the range.

**	The discount for lack of marketability is equal to the premium for dividend and senior liquidation preference.

†	Enterprise-Value-To-Revenue Multiple – (“EV/R”) A measure of the value of a stock that compares a company’s enterprise value to its revenue.

††	Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) is net income with interest, taxes, depreciation, and amortization added back to it. EBITDA can be used to analyze and compare profitability between companies and industries because it eliminates the effects of financing and accounting decisions.

Changes in EV/R multiples and EBITDA multiples, each in isolation, may change the fair value of an investment. Generally, a decrease in these multiples will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using unadjusted third-party transactions and quotations, unadjusted historical third party information or the unadjusted NAV of an investment in private investment companies. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.WasatachFunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 28, 2015

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: August 28, 2015